UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2017

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2017 ANNUAL REPORT

June 30, 2017

ALPHA QUANT CORE FUND

ALPHA QUANT DIVIDEND FUND

ALPHA QUANT QUALITY FUND

ALPHA QUANT VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

ALPHA QUANT FUNDS – COMBINED RISK DISCLOSURE

Investing in value stocks may limit downside risk over time; however, the Funds may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. The Funds are also subject to the following risks: American Beacon Alpha Quant Core Fund – growth stocks; American Beacon Alpha Quant Dividend Fund – dividend-paying stocks, growth stocks, fewer issuers; American Beacon Alpha Quant Quality Fund – growth stocks, fewer issuers; American Beacon Alpha Quant Value Fund – fewer issuers. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in dividend-paying stocks may result in less earnings growth or capital appreciation than investing in non-dividend paying stocks. Because the Funds may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Funds. Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of the Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2017

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we are proud to offer a broad range of equity, fixed-income and alternative mutual fund products for institutions and individuals. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced portfolio managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our clients and shareholders meet their long-term financial goals.

Institutional wisdom, enduring value. Since our inception as a pension fiduciary in 1986, American Beacon has focused on identifying and overseeing institutional investment managers and portfolio risk management. In 1987, we leveraged our size and experience to launch a series of sub-advised, multi-manager mutual funds providing individual investors access to many of the same institutional managers as our pension clients. Following the financial crisis in 2008, we saw that investors were looking for unique solutions from managers who were not necessarily mainstream. In 2010, we began offering mutual funds from single managers with distinctive investment styles or asset classes. As we continue to expand our family of funds, our solutions-based approach provides innovative investments.

Guiding principles. Our “manager of managers” philosophy is built on a long-standing history of innovative thinking, discipline and consistency in applying our solutions-based approach. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style or market strategy – whether through a single sub-advisor or a combination of sub-advisors. Because we take our fiduciary responsibilities very seriously, our thorough manager evaluation and selection process is rigorous and ongoing. Our guiding principles – predictability, style consistency, competitive pricing and long-term relationships – provide a strong foundation for our due-diligence process. Our broad range of mutual funds helps investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with asset managers who have adhered to their disciplined processes for many years and through multiple market cycles.

Focus on asset protection and risk mitigation. We strive to provide innovative, long-term products without gimmicks. From offering some of the first multi-manager funds, one of the first retirement-income funds and the first open-end mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process to help protect assets and mitigate risk.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

Domestic Equity Market Overview

June 30, 2017 (Unaudited)

U.S. equity markets advanced appreciably for the 12-month period ended June 30, 2017. Specifically, the S&P 500 Index rose 17.9%. Within the Russell large-cap category, growth stocks advanced 20.4% – outperforming value stocks, which increased 15.5% over the same period. Mid- and small-cap stocks – as represented by the Russell Midcap and Russell Small Cap indexes – were up 16.5% and 24.6%, respectively. A large dispersion of returns among sectors characterized performance over this period. Financials and Information Technology, the best-performing sectors, advanced 35.4% and 33.9%, respectively. Conversely, Telecommunications and Energy, down 11.7% and 4.1%, respectively, were the worst-performing sectors.

This respectable market performance was achieved even with lackluster economic growth, internal political instability and global political turbulence. Since the bottom of the market and business cycle in 2009, economic growth has been well below its historical average recovery growth rate despite continuous support of a very accommodative monetary policy. The surprise election of President Donald Trump brought political turbulence and impasse around his legislative agenda on health-care and tax reforms. Globally, France’s elections, Brexit negotiations and North Korea’s belligerent missile launches are some of the major geopolitical risks pressuring the market. The market was able to overcome all these uncertainties and climb the “wall of worry” keeping many investors away from the markets and/or reining in their exuberance. Ironically, investors’ fears have allowed the market to continue to advance.

Now that those worries have somewhat dissipated, another set has taken their place: the high valuation of the equity market and the Trump administration’s ability to deliver health-care and tax reform. Despite those concerns, the bull market has broadened and gathered momentum during the last six to nine months, first rewarding value-oriented strategies in the fourth quarter of 2016 and then favoring growth-oriented strategies during the first half of 2017.

American Beacon Alpha Quant Core FundSM

Performance Overview

June 30, 2017 (Unaudited)

The Investor Class of the American Beacon Alpha Quant Core Fund (the “Fund”) returned 1.90% for the period ended June 30th, 2017, underperforming the S&P 500 Index (the “Index”) return of 3.74% for the same period. The Fund’s inception was March 22, 2017, and it does not have a full twelve months of performance as of this fiscal year-end report.

Comparison of Changes in Value of a $10,000 Investment for the period 3/22/2017 through 6/30/2017

Total Returns for the Period ended June 30, 2017
	Ticker	Since Inception 3/22/2017	Value of $10,000 03/22/2017- 06/30/2017
Institutional Class (1,3)	AQCIX	2.00%	$10,200
Y Class (1,3)	AQCYX	2.00%	$10,200
Investor Class (1,3)	AQCPX	1.90%	$10,190

S&P 500 Index (2)		3.74%	$10,374

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.	The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 1.13%, 1.23% and 1.51%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Alpha Quant Core FundSM

Performance Overview

June 30, 2017 (Unaudited)

The Fund underperformed the Index due to sector allocation and security selection.

During the period, Information Technology sector detracted from relative performance both in sector allocation and security selection. F5 Networks was down 10.9%, Alphabet down 7.1%, Teradata Corp. down 5.2% and Western Union down 6.7%. Holdings in Energy, National Oilwell Varco and Baker Hughes, were down 18.8% and 8.6%, respectively. Industrials also detracted from returns, with Robert Half International down 3.8% and Jacobs Engineering Group down 1.3%. In Health Care, Mallinckrodt was down 9.7%, Express Scripts Holdings down 3.1%. Fund absence from UnitedHealth Group (up 13.5%) also hurt relative returns.

From a sector allocation standpoint, an underweight to Consumer Discretionary dragged on performance. Slightly offsetting the poor performance were overweights in Health Care and Industrials, both strong performing sectors for the period.

The Fund’s philosophy remains focused on a quantitative investment process that seeks to deliver shareholder value and above-market performance.

Top Ten Holdings (% Net Assets)
Sherwin-Williams Co.		2.1
Philip Morris International, Inc.		2.1
Moody’s Corp.		2.1
Western Digital Corp.		2.0
Boeing Co.		2.0
Avery Dennison Corp.		2.0
Apple, Inc.		2.0
Southwest Airlines Co.		2.0
Cigna Corp.		2.0
Aetna, Inc.		2.0

Total Fund Holdings	57

Sector Allocation (% Equities)
Information Technology		29.4
Consumer Staples		21.0
Health Care		15.1
Industrials		10.6
Materials		7.4
Consumer Discretionary		6.6
Energy		4.6
Financials		3.9
Telecommunication Services		1.4

American Beacon Alpha Quant Dividend FundSM

Performance Overview

June 30, 2017 (Unaudited)

The Investor Class of the American Beacon Alpha Quant Dividend Fund (the “Fund”) returned (0.10)% for the period ended June 30th, 2017, underperforming the S&P 500 Value Index (the “Index”) return of 2.18% for the same period. The Fund’s inception was March 22, 2017, and it does not have a full twelve months of performance as of this fiscal year-end report.

Comparison of Changes in Value of a $10,000 Investment for the period 3/22/2017 through 6/30/2017

Total Returns for the Period ended June 30, 2017
	Ticker	Since Inception 3/22/2017	Value of $10,000 03/22/2017- 06/30/2017
Institutional Class (1,3)	AQDIX	0.00%	$10,000
Y Class (1,3)	AQDYX	(0.10)%	$9,990
Investor Class (1,3)	AQDPX	(0.10)%	$9,990

S&P 500 Value Index (2)		2.18%	$10,218

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.	The S&P 500 Value Index is an unmanaged index of common stocks publicly traded in the United States, which represents the value companies, as determined by the Index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization value stocks. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 1.13%, 1.23%, and 1.51%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Alpha Quant Dividend FundSM

Performance Overview

June 30, 2017 (Unaudited)

The Fund underperformed the Index due to both stock selection and sector allocation relative to the Index.

As it relates to security selection, the Fund’s positions in Real Estate and Information Technology were the leading detractors to relative performance. In Real Estate, Kimco Realty Corp. was down 15.8% and Public Storage down 3.8%. Within Information Technology, International Business Machines Corp. was down 10.8%, Cisco Systems was down 6.6% and Qualcomm Inc. was down 2.7%. Countering some of this poor performance, in Consumer Staples, Altria Group was up 5.1% and Coca Cola Company up 6.6%.

From a sector allocation standpoint, a sizeable underweight to Financials hurt performance for the period. An overweight in Information Technology, one of the poorest performing sectors for the Index, also detracted from returns. The Fund’s overweight allocations into Health Care, Telecommunication Services, Real Estate and Utilities also dragged on performance. Conversely, holding an underweight to both Energy and Consumer Discretionary proved additive to Fund relative returns. Overweights to Industrials and Materials also contributed to relative value.

The Fund’s philosophy remains focused on a quantitative investment process that targets dividend-paying companies to deliver shareholder value and above-market performance.

Top Ten Holdings (% Net Assets)
Abbott Laboratories		3.9
Boeing Co.		3.9
McDonald’s Corp.		3.9
Caterpillar, Inc.		3.6
Johnson & Johnson		3.5
International Flavors & Fragrances, Inc.		3.5
Kimberly-Clark Corp.		3.5
Altria Group, Inc.		3.4
Consolidated Edison, Inc.		3.4
EI du Pont de Nemours & Co.		3.4

Total Fund Holdings	30

Sector Allocation (% Equities)
Health Care		14.5
Industrials		14.1
Consumer Staples		13.8
Materials		10.3
Utilities		9.8
Information Technology		9.4
Consumer Discretionary		6.7
Real Estate		6.3
Telecommunication Services		6.2
Energy		5.7
Financials		3.2

American Beacon Alpha Quant Quality FundSM

Performance Overview

June 30, 2017 (Unaudited)

The Investor Class of the American Beacon Alpha Quant Quality Fund (the “Fund”) returned 0.90% for the period ended June 30th, 2017, underperforming the S&P 500 Growth Index (the “Index”) return of 5.05% for the same period. The Fund’s inception was March 22, 2017 and it does not have a full twelve months of performance as of this fiscal year-end report.

Comparison of Changes in Value of a $10,000 Investment for the period 3/22/2017 through 6/30/2017

Total Returns for the Period ended June 30, 2017
	Ticker	Since Inception 3/22/2017	Value of $10,000 03/22/2017- 06/30/2017
Institutional Class (1,3)	AQQIX	1.00%	$10,100
Y Class (1,3)	AQQYX	0.90%	$10,090
Investor Class (1,3)	AQQPX	0.90%	$10,090

S&P 500 Growth Index (2)		5.05%	$10,505

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.	The S&P 500 Growth Index is an unmanaged index of common stocks publicly traded in the United States, which represents the growth companies, as determined by the Index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization growth stocks. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 1.13%, 1.23% and 1.51%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Alpha Quant Quality FundSM

Performance Overview

June 30, 2017 (Unaudited)

The Fund underperformed the Index due to both sector allocation and security selection.

From a sector allocation standpoint, underweight positions in Consumer Discretionary, Information Technology and Health Care (the top performer for the Index) were the drivers of underperformance. An overweight to Consumer Staples and Telecommunications detracted value as well. Offsetting some of this performance was an absence from the Energy sector, the worst performing sector for the Index, and overweights to Materials, Financials and Industrials.

As it relates to security selection, LyondellBasell Industries was down 6.4% in Materials, while the Fund was absent from Praxair (up 12.4%). Robert Half International was down 3.8% in Industrials while in Information Technology, F5 Networks was down 10.9%, Alphabet down 7.1% and Texas Instruments down 3.9%. Slightly offsetting this performance were absences from Index positions within Consumer Discretionary: Walt Disney (down 6.3%), O’Reilly Automotive (down 18.9%), Lowe’s Companies (down 5.3%) and Ross Stores (down 12.1%).

The Fund’s philosophy remains focused on a quantitative investment process that targets high-quality companies that display above market average profitability.

Top Ten Holdings (% Net Assets)
S&P Global, Inc.		4.0
Sherwin-Williams Co.		3.8
Philip Morris International, Inc.		3.8
Moody’s Corp.		3.7
Boeing Co.		3.7
Avery Dennison Corp.		3.7
Southwest Airlines Co.		3.6
Mastercard, Inc.		3.4
Intuit, Inc.		3.4
Home Depot, Inc.		3.3

Total Fund Holdings	30

Sector Allocation (% Equities)
Information Technology		28.8
Consumer Staples		23.8
Industrials		13.6
Consumer Discretionary		12.5
Materials		10.7
Financials		8.1
Telecommunication Services		2.5

American Beacon Alpha Quant Value FundSM

Performance Overview

June 30, 2017 (Unaudited)

The Investor Class of the American Beacon Alpha Quant Value Fund (the “Fund”) returned 2.20% for the period ended June 30th, 2017, outperforming the S&P 500 Value Index (the “Index”) return of 2.18% for the same period. The Fund’s inception was March 22, 2017 and it does not have a full twelve months of performance as of this fiscal year-end report.

Comparison of Changes in Value of a $10,000 Investment for the period 3/22/2017 through 6/30/2017

Total Returns for the Period ended June 30, 2017
	Ticker	Since Inception 3/22/2017	Value of $10,000 03/22/2017- 06/30/2017
Institutional Class (1,3)	AQVVX	2.30%	$10,230
Y Class (1,3)	AQVYX	2.30%	$10,230
Investor Class (1,3)	AQVPX	2.20%	$10,220

S&P 500 Value Index (2)		2.18%	$10,218

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.	The S&P 500 Value Index is an unmanaged index of common stocks publicly traded in the United Sates, which represents the growth companies, as determined by the Index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization value stocks. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 1.13%, 1.23% and 1.51%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Alpha Quant Value FundSM

Performance Overview

June 30, 2017 (Unaudited)

The Fund’s performance benefitted from stock selection for the period, while sector allocation detracted from relative returns.

Security selection was led by Health Care and Industrials. Within Health Care, Aetna was up 19.5%, Cigna Corp. up 14.3%, Centene Corp. up 12.1% and McKesson Corp. up 11.2%. Boeing Company (up 12.7%), Delta Airlines (up 15.2%) and United Continental Holdings (up 6.5%) in Industrials also contributed positively to performance.

As a counter to this performance, holdings in Information Technology and Energy detracted value for the period. In Information Technology, F5 Networks was down 10.9%, Teradata Corp. down 5.2%, Western Union down 6.7% and Netapp down 3.9%. Also negatively impacting returns were National Oilwell Varco (down 18.8%) and Baker Hughes (down 8.6%) within the Energy sector.

From a sector allocation standpoint, a sizeable overweight to Information Technology and the Fund’s absence from the Financials sector, a strong-performing sector for the Index, detracted from relative performance. Adding positive value however, was the Fund’s overweight to Health Care, also a top performing sector for the Index. An absence from Telecommunications proved helpful during the period as it was the worst performing sector for the Index. An overweight to Industrials also contributed to relative returns.

The Fund’s philosophy remains focused on a quantitative investment process that invests in value companies displaying high levels of excess cash and low debt.

Top Ten Holdings (% Net Assets)
Boeing Co.		3.8
Western Digital Corp.		3.7
Apple, Inc.		3.7
Cigna Corp.		3.7
Aetna, Inc.		3.7
AmerisourceBergen Corp.		3.7
Centene Corp.		3.6
Amgen, Inc.		3.5
McKesson Corp.		3.5
HP, Inc.		3.5

Total Fund Holdings	30

Sector Allocation (% Equities)
Information Technology		30.2
Health Care		28.3
Consumer Staples		16.0
Industrials		10.6
Energy		8.8
Materials		6.1

American Beacon FundsSM

Expense Examples

June 30, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from March 22, 2017 through June 30, 2017.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

June 30, 2017 (Unaudited)

American Beacon Alpha Quant Core Fund
	Beginning Account Value 3/22/2017	Ending Account Value 6/30/2017	Expenses Paid During Period 3/22/2017-6/30/2017*
Institutional Class
Actual	$1,000.00	$1,020.00	$1.91
Hypothetical**	$1,000.00	$1,011.80	$1.90
Y Class
Actual	$1,000.00	$1,020.00	$2.19
Hypothetical**	$1,000.00	$1,011.50	$2.18
Investor Class
Actual	$1,000.00	$1,019.00	$2.96
Hypothetical**	$1,000.00	$1,010.80	$2.95

*	Expenses are equal to the Fund’s annualized expense ratios for the period of 0.69%, 0.79% and 1.07% for the Institutional, Y and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days since Fund inception (100) by days in the year (365) to reflect the period.
**	5% return before expenses.

American Beacon Alpha Quant Dividend Fund
	Beginning Account Value 3/22/2017	Ending Account Value 6/30/2017	Expenses Paid During Period 3/22/2017-6/30/2017*
Institutional Class
Actual	$1,000.00	$1,000.00	$1.89
Hypothetical**	$1,000.00	$1,011.80	$1.90
Y Class
Actual	$1,000.00	$999.00	$2.16
Hypothetical**	$1,000.00	$1,011.50	$2.18
Investor Class
Actual	$1,000.00	$999.00	$2.93
Hypothetical**	$1,000.00	$1,010.80	$2.95

*	Expenses are equal to the Fund’s annualized expense ratios for the period of 0.69%, 0.79% and 1.07% for the Institutional, Y and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days since Fund inception (100) by days in the year (365) to reflect the period.
**	5% return before expenses.

American Beacon FundsSM

Expense Examples

June 30, 2017 (Unaudited)

American Beacon Alpha Quant Quality Fund
	Beginning Account Value 3/22/2017	Ending Account Value 6/30/2017	Expenses Paid During Period 3/22/2017-6/30/2017*
Institutional Class
Actual	$1,000.00	$1,010.00	$1.90
Hypothetical**	$1,000.00	$1,011.80	$1.90
Y Class
Actual	$1,000.00	$1,009.00	$2.17
Hypothetical**	$1,000.00	$1,011.50	$2.18
Investor Class
Actual	$1,000.00	$1,009.00	$2.94
Hypothetical**	$1,000.00	$1,010.80	$2.95

*	Expenses are equal to the Fund’s annualized expense ratios for the period of 0.69%, 0.79% and 1.07% for the Institutional, Y and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days since Fund inception (100) by days in the year (365) to reflect the period.
**	5% return before expenses.

American Beacon Alpha Quant Value Fund
	Beginning Account Value 3/22/2017	Ending Account Value 6/30/2017	Expenses Paid During Period 3/22/2017-6/30/2017*
Institutional Class
Actual	$1,000.00	$1,023.00	$1.91
Hypothetical**	$1,000.00	$1,011.80	$1.90
Y Class
Actual	$1,000.00	$1,023.00	$2.19
Hypothetical**	$1,000.00	$1,011.50	$2.18
Investor Class
Actual	$1,000.00	$1,022.00	$2.96
Hypothetical**	$1,000.00	$1,010.80	$2.95

*	Expenses are equal to the Fund’s annualized expense ratios for the period of 0.69%, 0.79% and 1.07% for the Institutional, Y and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days since Fund inception (100) by days in the year (365) to reflect the period.
**	5% return before expenses.

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, and American Beacon Alpha Quant Value Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of the American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Quant Quality Fund, and American Beacon Alpha Quant Value Fund (four of the series constituting American Beacon Funds, hereafter to as the “Funds”) as of June 30, 2017, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period March 22, 2017 (commencement of operations) through June 30, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of June 30, 2017 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 29, 2017

American Beacon Alpha Quant Core FundSM

Schedule of Investments

June 30, 2017

	Shares	Fair Value

COMMON STOCKS - 96.20%
Consumer Discretionary - 6.37%
Hotels, Restaurants & Leisure - 1.65%
Starbucks Corp.	579	$33,762

Internet & Direct Marketing Retail - 1.36%
Netflix, Inc.A	185	27,641

Specialty Retail - 3.36%
Home Depot, Inc.	244	37,429
TJX Companies, Inc.	433	31,250

		68,679

Total Consumer Discretionary		130,082

Consumer Staples - 20.18%
Food & Staples Retailing - 6.23%
CVS Health Corp.	420	33,793
Sysco Corp.	560	28,185
Wal-Mart Stores, Inc.	475	35,948
Walgreens Boots Alliance, Inc.	375	29,366

		127,292

Food Products - 4.67%
Conagra Brands, Inc.	775	27,714
Hershey Co.	317	34,036
Tyson Foods, Inc., Class A	536	33,570

		95,320

Household Products - 5.42%
Clorox Co.	274	36,508
Colgate-Palmolive Co.	498	36,917
Kimberly-Clark Corp.	288	37,183

		110,608

Tobacco - 3.86%
Altria Group, Inc.	489	36,416
Philip Morris International, Inc.	361	42,400

		78,816

Total Consumer Staples		412,036

Energy - 4.41%
Energy Equipment & Services - 1.35%
Baker Hughes, Inc.	504	27,473

Oil, Gas & Consumable Fuels - 3.06%
Marathon Petroleum Corp.	575	30,090
Valero Energy Corp.	481	32,448

		62,538

Total Energy		90,011

Financials - 3.71%
Capital Markets - 3.71%
Moody’s Corp.	345	41,979
S&P Global, Inc.	232	33,870

		75,849

Total Financials		75,849

See accompanying notes

American Beacon Alpha Quant Core FundSM

Schedule of Investments

June 30, 2017

	Shares	Fair Value

COMMON STOCKS - 96.20% (continued)
Health Care - 14.52%
Biotechnology - 3.47%
Amgen, Inc.	226	$38,924
Gilead Sciences, Inc.	451	31,922

		70,846

Health Care Providers & Services - 11.05%
Aetna, Inc.	265	40,235
AmerisourceBergen Corp.	425	40,175
Centene Corp.A	442	35,307
Cigna Corp.	241	40,341
Express Scripts Holding Co.A	484	30,899
McKesson Corp.	236	38,831

		225,788

Total Health Care		296,634

Industrials - 10.27%
Aerospace & Defense - 2.03%
Boeing Co.	210	41,528

Air Freight & Logistics - 1.70%
Expeditors International of Washington, Inc.	615	34,735

Airlines - 3.64%
Southwest Airlines Co.	658	40,888
United Continental Holdings, Inc.A	444	33,411

		74,299

Construction & Engineering - 1.43%
Jacobs Engineering Group, Inc.	537	29,207

Professional Services - 1.47%
Dun & Bradstreet Corp.	278	30,066

Total Industrials		209,835

Information Technology - 28.31%
Communications Equipment - 4.52%
Cisco Systems, Inc.	1,086	33,992
F5 Networks, Inc.A	229	29,097
Juniper Networks, Inc.	1,050	29,274

		92,363

Internet Software & Services - 4.44%
Alphabet, Inc., Class AA	31	28,820
Facebook, Inc., Class AA	200	30,196
VeriSign, Inc.A	340	31,606

		90,622

IT Services - 6.67%
Mastercard, Inc., Class A	317	38,500
Paychex, Inc.	538	30,634
Teradata Corp.A	1,239	36,538
Visa, Inc., Class A	325	30,478

		136,150

See accompanying notes

American Beacon Alpha Quant Core FundSM

Schedule of Investments

June 30, 2017

	Shares	Fair Value

COMMON STOCKS - 96.20% (continued)
Information Technology - 28.31% (continued)
Semiconductors & Semiconductor Equipment - 1.68%
Texas Instruments, Inc.	446	$34,311

Software - 1.84%
Intuit, Inc.	283	37,585

Technology Hardware, Storage & Peripherals - 9.16%
Apple, Inc.	284	40,902
HP, Inc.	2,184	38,176
NetApp, Inc.	914	36,606
Western Digital Corp.	471	41,730
Xerox Corp.	1,037	29,793

		187,207

Total Information Technology		578,238

Materials - 7.08%
Chemicals - 3.66%
LyondellBasell Industries N.V., Class A	378	31,899
Sherwin-Williams Co.	122	42,817

		74,716

Containers & Packaging - 2.01%
Avery Dennison Corp.	464	41,004

Metals & Mining - 1.41%
Newmont Mining Corp.	888	28,762

Total Materials		144,482

Telecommunication Services - 1.35%
Diversified Telecommunication Services - 1.35%
Verizon Communications, Inc.	617	27,555

Total Common Stocks (Cost $1,925,261)		1,964,722

SHORT-TERM INVESTMENTS - 2.74% (Cost $56,058)
Investment Companies - 2.74%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.87%B C	56,058	56,058

TOTAL INVESTMENTS - 98.94% (Cost $1,981,319)		2,020,780
OTHER ASSETS, NET OF LIABILITIES - 1.06%		21,646

TOTAL NET ASSETS - 100.00%		$2,042,426

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day effective yield.

See accompanying notes

American Beacon Alpha Quant Core FundSM

Schedule of Investments

June 30, 2017

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2017, the investments were classified as described below:

Alpha Quant Core Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,964,722	$-	$-	$1,964,722
Short-Term Investments	56,058	-	-	56,058

Total Investments in Securities - Assets	$2,020,780	$-	$-	$2,020,780

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended June 30, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

June 30, 2017

	Shares	Fair Value

COMMON STOCKS - 96.93%
Consumer Discretionary - 6.46%
Hotels, Restaurants & Leisure - 3.86%
McDonald’s Corp.	505	$77,346

Multiline Retail - 2.60%
Target Corp.	996	52,081

Total Consumer Discretionary		129,427

Consumer Staples - 13.44%
Beverages - 3.34%
Coca-Cola Co.	1,492	66,916

Household Products - 6.68%
Kimberly-Clark Corp.	541	69,848
Procter & Gamble Co.	733	63,881

		133,729

Tobacco - 3.42%
Altria Group, Inc.	919	68,438

Total Consumer Staples		269,083

Energy - 5.62%
Oil, Gas & Consumable Fuels - 5.62%
Chevron Corp.	543	56,651
Exxon Mobil Corp.	691	55,785

		112,436

Total Energy		112,436

Financials - 3.08%
Banks - 3.08%
Wells Fargo & Co.	1,112	61,616

Health Care - 14.05%
Health Care Equipment & Supplies - 3.94%
Abbott Laboratories	1,621	78,797

Pharmaceuticals - 10.11%
Eli Lilly & Co.	815	67,074
Johnson & Johnson	537	71,040
Pfizer, Inc.	1,915	64,325

		202,439

Total Health Care		281,236

Industrials - 13.64%
Aerospace & Defense - 3.89%
Boeing Co.	394	77,913

Electrical Equipment - 3.28%
Emerson Electric Co.	1,100	65,582

Industrial Conglomerates - 2.91%
General Electric Co.	2,158	58,288

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

June 30, 2017

	Shares	Fair Value

COMMON STOCKS - 96.93% (continued)
Industrials - 13.64% (continued)
Machinery - 3.56%
Caterpillar, Inc.	663	$71,246

Total Industrials		273,029

Information Technology - 9.13%
Communications Equipment - 3.16%
Cisco Systems, Inc.	2,022	63,289

IT Services - 2.87%
International Business Machines Corp.	373	57,378

Semiconductors & Semiconductor Equipment - 3.10%
QUALCOMM, Inc.	1,126	62,178

Total Information Technology		182,845

Materials - 9.98%
Chemicals - 9.98%
Air Products & Chemicals, Inc.	432	61,802
EI du Pont de Nemours & Co.	833	67,231
International Flavors & Fragrances, Inc.	525	70,875

		199,908

Total Materials		199,908

Real Estate - 6.08%
Equity Real Estate Investment Trusts (REITs) - 6.08%
Kimco Realty Corp.	3,486	63,968
Public Storage	277	57,763

		121,731

Total Real Estate		121,731

Telecommunication Services - 5.99%
Diversified Telecommunication Services - 5.99%
AT&T, Inc.	1,455	54,897
Verizon Communications, Inc.	1,457	65,070

		119,967

Total Telecommunication Services		119,967

Utilities - 9.46%
Electric Utilities - 3.00%
Southern Co.	1,252	59,946

Multi-Utilities - 6.46%
Consolidated Edison, Inc.	843	68,131
Public Service Enterprise Group, Inc.	1,424	61,246

		129,377

Total Utilities		189,323

Total Common Stocks (Cost $1,954,742)		1,940,601

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

June 30, 2017

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 4.74% (Cost $94,818)
Investment Companies - 4.74%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.87%A B	94,818	$94,818

TOTAL INVESTMENTS - 101.67% (Cost $2,049,560)		2,035,419
OTHER LIABILITIES, NET OF ASSETS - (1.67%)		(33,347)

TOTAL NET ASSETS - 100.00%		$2,002,072

Percentages are stated as a percent of net assets.

A The Fund is affiliated by having the same investment advisor.

B 7-day effective yield.

REIT - Real Estate Investment Trust

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2017, the investments were classified as described below:

Alpha Quant Dividend Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,940,601	$-	$-	$1,940,601
Short-Term Investments	94,818	-	-	94,818

Total Investments in Securities - Assets	$2,035,419	$-	$-	$2,035,419

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended June 30, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

June 30, 2017

	Shares	Fair Value

COMMON STOCKS - 96.20%
Consumer Discretionary - 11.98%
Hotels, Restaurants & Leisure - 3.00%
Starbucks Corp.	1,042	$60,759

Internet & Direct Marketing Retail - 2.88%
Netflix, Inc.A	390	58,270

Specialty Retail - 6.10%
Home Depot, Inc.	440	67,496
TJX Companies, Inc.	774	55,860

		123,356

Total Consumer Discretionary		242,385

Consumer Staples - 22.89%
Food & Staples Retailing - 2.99%
Sysco Corp.	1,200	60,396

Food Products - 3.03%
Hershey Co.	571	61,308

Household Products - 9.86%
Clorox Co.	494	65,821
Colgate-Palmolive Co.	901	66,791
Kimberly-Clark Corp.	518	66,879

		199,491

Tobacco - 7.01%
Altria Group, Inc.	883	65,757
Philip Morris International, Inc.	647	75,990

		141,747

Total Consumer Staples		462,942

Financials - 7.76%
Capital Markets - 7.76%
Moody’s Corp.	621	75,563
S&P Global, Inc.	558	81,463

		157,026

Total Financials		157,026

Industrials - 13.10%
Aerospace & Defense - 3.72%
Boeing Co.	380	75,145

Air Freight & Logistics - 3.11%
Expeditors International of Washington, Inc.	1,115	62,975

Airlines - 3.59%
Southwest Airlines Co.	1,167	72,518

Professional Services - 2.68%
Dun & Bradstreet Corp.	502	54,291

Total Industrials		264,929

Information Technology - 27.70%
Communications Equipment - 2.60%
F5 Networks, Inc.A	413	52,475

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

June 30, 2017

	Shares	Fair Value

COMMON STOCKS - 96.20% (continued)
Information Technology - 27.70% (continued)
Internet Software & Services - 9.34%
Alphabet, Inc., Class AA	65	$60,429
Facebook, Inc., Class AA	420	63,412
VeriSign, Inc.A	700	65,072

		188,913

IT Services - 9.35%
Mastercard, Inc., Class A	571	69,348
Paychex, Inc.	968	55,118
Visa, Inc., Class A	690	64,708

		189,174

Semiconductors & Semiconductor Equipment - 3.05%
Texas Instruments, Inc.	802	61,698

Software - 3.36%
Intuit, Inc.	511	67,866

Total Information Technology		560,126

Materials - 10.33%
Chemicals - 6.67%
LyondellBasell Industries N.V., Class A	680	57,385
Sherwin-Williams Co.	221	77,562

		134,947

Containers & Packaging - 3.66%
Avery Dennison Corp.	837	73,966

Total Materials		208,913

Telecommunication Services - 2.44%
Diversified Telecommunication Services - 2.44%
Verizon Communications, Inc.	1,103	49,260

Total Common Stocks (Cost $1,922,160)		1,945,581

SHORT-TERM INVESTMENTS - 2.74% (Cost $55,343)
Investment Companies - 2.74%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.87%B C	55,343	55,343

TOTAL INVESTMENTS - 98.94% (Cost $1,977,503)		2,000,924
OTHER ASSETS, NET OF LIABILITIES - 1.06%		21,377

TOTAL NET ASSETS - 100.00%		$2,022,301

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day effective yield.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

June 30, 2017

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2017, the investments were classified as described below:

Alpha Quant Quality Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,945,581	$-	$-	$1,945,581
Short-Term Investments	55,343	-	-	55,343

Total Investments in Securities - Assets	$2,000,924	$-	$-	$2,000,924

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended June 30, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Alpha Quant Value FundSM

Schedule of Investments

June 30, 2017

	Shares	Fair Value

COMMON STOCKS - 96.56%
Consumer Staples - 15.47%
Food & Staples Retailing - 9.44%
CVS Health Corp.	791	$63,644
Wal-Mart Stores, Inc.	891	67,431
Walgreens Boots Alliance, Inc.	800	62,648

		193,723

Food Products - 6.03%
Conagra Brands, Inc.	1,700	60,792
Tyson Foods, Inc., Class A	1,006	63,006

		123,798

Total Consumer Staples		317,521

Energy - 8.47%
Energy Equipment & Services - 2.48%
Baker Hughes, Inc.	935	50,967

Oil, Gas & Consumable Fuels - 5.99%
Marathon Petroleum Corp.	1,200	62,796
Valero Energy Corp.	890	60,039

		122,835

Total Energy		173,802

Health Care - 27.43%
Biotechnology - 6.44%
Amgen, Inc.	422	72,681
Gilead Sciences, Inc.	842	59,597

		132,278

Health Care Providers & Services - 20.99%
Aetna, Inc.	495	75,156
AmerisourceBergen Corp.	794	75,057
Centene Corp.A	930	74,288
Cigna Corp.	454	75,995
Express Scripts Holding Co.A	908	57,967
McKesson Corp.	440	72,397

		430,860

Total Health Care		563,138

Industrials - 10.22%
Aerospace & Defense - 3.79%
Boeing Co.	394	77,914

Airlines - 3.43%
United Continental Holdings, Inc.A	935	70,359

Construction & Engineering - 3.00%
Jacobs Engineering Group, Inc.	1,131	61,515

Total Industrials		209,788

Information Technology - 29.12%
Communications Equipment - 8.47%
Cisco Systems, Inc.	2,037	63,758
F5 Networks, Inc.A	428	54,382

See accompanying notes

American Beacon Alpha Quant Value FundSM

Schedule of Investments

June 30, 2017

	Shares	Fair Value

COMMON STOCKS - 96.56% (continued)
Information Technology - 29.12% (continued)
Communications Equipment - 8.47% (continued)
Juniper Networks, Inc.	2,000	$55,760

		173,900

IT Services - 3.33%
Teradata Corp.A	2,319	68,387

Technology Hardware, Storage & Peripherals - 17.32%
Apple, Inc.	530	76,331
HP, Inc.	4,067	71,091
NetApp, Inc.	1,711	68,525
Western Digital Corp.	868	76,905
Xerox Corp.	2,185	62,775

		355,627

Total Information Technology		597,914

Materials - 5.85%
Chemicals - 2.90%
LyondellBasell Industries N.V., Class A	705	59,495

Metals & Mining - 2.95%
Newmont Mining Corp.	1,869	60,537

Total Materials		120,032

Total Common Stocks (Cost $1,934,562)		1,982,195

SHORT-TERM INVESTMENTS - 2.40% (Cost $49,352)
Investment Companies - 2.40%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.87%B C	49,352	49,352

TOTAL INVESTMENTS - 98.96% (Cost $1,983,914)		2,031,547
OTHER ASSETS, NET OF LIABILITIES - 1.04%		21,367

TOTAL NET ASSETS - 100.00%		$2,052,914

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day effective yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2017, the investments were classified as described below:

Alpha Quant Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,982,195	$-	$-	$1,982,195
Short-Term Investments	49,352	-	-	49,352

Total Investments in Securities - Assets	$2,031,547	$-	$-	$2,031,547

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended June 30, 2017, there were no transfers between levels.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2017

	Alpha Quant Core Fund	Alpha Quant Dividend Fund	Alpha Quant Quality Fund	Alpha Quant Value Fund
Assets:
Investments in unaffiliated securities, at fair value†	$1,964,722	$1,940,601	$1,945,581	$1,982,195
Investments in affiliated securities, at fair value‡	56,058	94,818	55,343	49,352
Dividends and interest receivable	1,843	3,056	1,899	1,826
Receivable for expense reimbursement (Note 2)	11,106	10,806	10,796	10,863
Deferred offering costs	8,697	8,697	8,697	8,697
Prepaid expenses	36,811	36,811	36,811	36,811

Total assets	2,079,237	2,094,789	2,059,127	2,089,744

Liabilities:
Payable for investments purchased	–	55,907	–	–
Management and investment advisory fees payable	1,013	993	1,009	1,010
Service fees payable	21	21	21	22
Transfer agent fees payable (Note 2)	1,363	1,364	1,363	1,367
Custody and fund accounting fees payable	871	871	871	871
Professional fees payable	33,306	33,306	33,307	33,306
Other liabilities	237	255	255	254

Total liabilities	36,811	92,717	36,826	36,830

Net assets	$2,042,426	$2,002,072	$2,022,301	$2,052,914

Analysis of net assets:
Paid-in-capital	$2,003,000	$2,003,000	$2,003,000	$2,006,000
Undistributed net investment income	5,929	12,964	6,613	5,352
Accumulated net realized gain (loss)	(5,964)	249	(10,733)	(6,071)
Unrealized appreciation (depreciation) of investments	39,461	(14,141)	23,421	47,633

Net assets	$2,042,426	$2,002,072	$2,022,301	$2,052,914

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	180,000	180,000	180,000	180,000

Y Class	10,000	10,000	10,000	10,000

Investor Class	10,293	10,298	10,294	10,592

Net assets:
Institutional Class	$1,835,621	$1,799,305	$1,817,518	$1,842,294

Y Class	$101,951	$99,934	$100,946	$102,322

Investor Class	$104,854	$102,833	$103,837	$108,298

Net asset value, offering and redemption price per share:
Institutional Class	$10.20	$10.00	$10.10	$10.23

Y Class	$10.20	$9.99	$10.09	$10.23

Investor Class	$10.19	$9.99	$10.09	$10.22

† Cost of investments in unaffiliated securities	$1,925,261	$1,954,742	$1,922,160	$1,934,562
‡ Cost of investments in affiliated securities	$56,058	$94,818	$55,343	$49,352

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended June 30, 2017A

	Alpha Quant Core Fund	Alpha Quant Dividend Fund	Alpha Quant Quality Fund	Alpha Quant Value Fund
Investment income:
Dividend income from unaffiliated securities	$9,645	$16,661	$10,132	$8,898
Dividend income from affiliated securities	246	449	420	428

Total investment income	9,891	17,110	10,552	9,326

Expenses:
Management and investment advisory fees (Note 2)	3,329	3,275	3,310	3,337
Transfer agent fees:
Institutional Class (Note 2)	1,525	1,529	1,527	1,527
Y Class (Note 2)	1,534	1,533	1,531	1,531
Investor Class	1,810	1,807	1,807	1,816
Custody and fund accounting fees	871	871	871	871
Professional fees	41,170	41,153	41,150	41,195
Registration fees and expenses	17,758	17,758	17,757	17,758
Service fees (Note 2):
Investor Class	69	68	69	71
Prospectus and shareholder report expenses	984	978	978	991
Trustee fees	32	32	32	32
Other expenses	2,003	1,722	1,722	1,722

Total expenses	71,085	70,726	70,754	70,851

Net fees waived and expenses reimbursed (Note 2)	(67,123)	(66,829)	(66,815)	(66,877)

Net expenses	3,962	3,897	3,939	3,974

Net investment income	5,929	13,213	6,613	5,352

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(5,964)	-	(10,733)	(6,071)
Change in net unrealized appreciation (depreciation) of:
Investments	39,461	(14,141)	23,421	47,633

Net gain (loss) from investments	33,497	(14,141)	12,688	41,562

Net increase (decrease) in net assets resulting from operations	$39,426	$(928)	$19,301	$46,914

A Commencement of operations, March 22, 2017 through June 30, 2017.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Alpha Quant Core Fund		Alpha Quant Dividend Fund		Alpha Quant Quality Fund		Alpha Quant Value Fund
	From March 22, 2017A to June 30, 2017		From March 22, 2017A to June 30, 2017		From March 22, 2017A to June 30, 2017		From March 22, 2017A to June 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$5,929		$13,213		$6,613		$5,352
Net realized gain (loss) from investments	(5,964)		-		(10,733)		(6,071)
Change in net unrealized appreciation (depreciation) of investments	39,461		(14,141)		23,421		47,633

Net increase (decrease) in net assets resulting from operations	39,426		(928)		19,301		46,914

Capital Share Transactions:
Proceeds from sales of shares	3,000		3,000		3,000		6,000

Net increase in net assets from capital share transactions	3,000		3,000		3,000		6,000

Net increase in net assets	42,426		2,072		22,301		52,914

Net Assets:
Beginning of period	2,000,000	B	2,000,000	B	2,000,000	B	2,000,000	B

End of Period *	$2,042,426		$2,002,072		$2,022,301		$2,052,914

*Includes undistributed net investment income	$5,929		$12,964		$6,613		$5,352

A Commencement of operations.
B Seed capital.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

June 30, 2017

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment companies. As of June 30, 2017, the Trust consists of thirty-two active series, four of which are presented in this filing: American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, and American Beacon Alpha Quant Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-eight active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

New Accounting Pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and its impact, if any, on the Funds’ Financial Statements.

Class Disclosure

March 22, 2017 is the inception date of the Institutional, Y and Investor classes of the Funds.

The Funds have multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service fees, distribution fees, and sub-transfer agent fees and vary amongst the classes as described more fully in Note 2.

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, which is part of U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

American Beacon FundsSM

Notes to Financial Statements

June 30, 2017

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date, except the Alpha Quant Dividend Fund which pays distributions from net investment income quarterly. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to any Fund will be paid from the assets of that Funds. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trustees deem fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Funds.

Organization and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, and legal services in connection with the initial meeting of trustees, and were expensed immediately as incurred. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement (including the Prospectus and the Statement of Additional Information), the costs of preparation, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and the amounts of associated filing fees and legal fees associated with the offering. Organizational costs and offering costs are subject to the Fund’s expense limitation agreement discussed in Note 2 and offering costs require amortization over twelve months on a straight-line basis from the commencement of operations.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2017

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Alpha Quant Advisors, LLC (the “Sub-Advisor”), an affiliate of the Manager, pursuant to which the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedule:

First $5 billion	0.25%
Over $5 billion	0.20%

The Management and Sub-Advisory Fees paid by the Funds for the period ended June 30, 2017 were as follows:

Alpha Quant Core Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,942
Sub-Advisor Fees	0.25%	1,387

Total	0.60%	$3,329

Alpha Quant Dividend Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,910
Sub-Advisor Fees	0.25%	1,365

Total	0.60%	$3,275

American Beacon FundsSM

Notes to Financial Statements

June 30, 2017

Alpha Quant Quality Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,931
Sub-Advisor Fees	0.25%	1,379

Total	0.60%	$3,310

Alpha Quant Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,946
Sub-Advisor Fees	0.25%	1,391

Total	0.60%	$3,337

Distribution Plans

The Funds have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Funds, pursuant to the Trust’s Board of Trustees (the “Board”) approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended June 30, 2017, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Alpha Quant Core	$25
Alpha Quant Dividend	24
Alpha Quant Quality	25
Alpha Quant Value	25

American Beacon FundsSM

Notes to Financial Statements

June 30, 2017

As of June 30, 2017, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Alpha Quant Core	$25
Alpha Quant Dividend	24
Alpha Quant Quality	25
Alpha Quant Value	25

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended June 30, 2017, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
Alpha Quant Core	$36	$–	$36
Alpha Quant Dividend	39	–	39
Alpha Quant Quality	36	–	36
Alpha Quant Value	37	–	37

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating funds. During the period ended June 30, 2017, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the expense cap. During the period ended June 30, 2017, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	3/22/2017 - 6/30/2017	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
Alpha Quant Core	Institutional	0.69%	$57,609	$–	2020
Alpha Quant Core	Y	0.79%	4,621	–	2020
Alpha Quant Core	Investor	1.07%	4,893	–	2020
Alpha Quant Dividend	Institutional	0.69%	57,347	–	2020
Alpha Quant Dividend	Y	0.79%	4,606	–	2020
Alpha Quant Dividend	Investor	1.07%	4,876	–	2020
Alpha Quant Quality	Institutional	0.69%	57,337	–	2020
Alpha Quant Quality	Y	0.79%	4,603	–	2020
Alpha Quant Quality	Investor	1.07%	4,875	–	2020
Alpha Quant Value	Institutional	0.69%	57,309	–	2020
Alpha Quant Value	Y	0.79%	4,602	–	2020
Alpha Quant Value	Investor	1.07%	4,966	–	2020

American Beacon FundsSM

Notes to Financial Statements

June 30, 2017

Of these amounts, $11,106, $10,806, $10,796, and $10,863 were disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at June 30, 2017 for the Alpha Quant Core Fund, Alpha Quant Dividend Fund, Alpha Quant Quality Fund, and Alpha Quant Value Fund, respectively. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2020.

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a controlling ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of June 30, 2017, based on management’s evaluation of the shareholder account base, one account, within the Institutional Class, has been identified as representing an affiliated controlling ownership of approximately 90%, 90%, 90%, and 90% for the Alpha Quant Core Fund, Alpha Quant Dividend Fund, Alpha Quant Quality Fund, and Alpha Quant Value Fund, respectively.

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust, each Trustee receives an annual retainer of $120,000, plus $5,000 for each Board of Trustee meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $5,000 fee each quarter for his attendance at the committee meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trust according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2017

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

The Funds did not hold any Level 2 securities at the period ended June 30, 2017.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as

American Beacon FundsSM

Notes to Financial Statements

June 30, 2017

Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Funds’ investments in equity securities may include common stocks. Investing in such securities may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Focused Holdings Risk

Because the Funds may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Funds’ NAV and total return when compared to other diversified funds.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2017

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those funds.

Sector Risk

When the Funds focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Funds were invested more evenly across sectors.

6.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each tax period remains open for four years and is subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. For the period ended June 30, 2017, there were no distributions declared and paid by the Funds.

As of June 30, 2017 the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation (depreciation)
Alpha Quant Core	$1,981,319	$82,736	$(43,275)	$39,461
Alpha Quant Dividend	2,049,510	50,610	(64,701)	(14,091)
Alpha Quant Quality	1,977,503	75,780	(52,359)	23,421
Alpha Quant Value	1,983,914	89,272	(41,639)	47,633

American Beacon FundsSM

Notes to Financial Statements

June 30, 2017

Fund	Net unrealized appreciation (depreciation)	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Other temporary differences	Distributable earnings
Alpha Quant Core	$39,461	$5,929	$-	$(5,964)	$-	$39,426
Alpha Quant Dividend	(14,091)	12,964	199	-	-	(928)
Alpha Quant Quality	23,421	6,613	-	(10,733)	-	19,301
Alpha Quant Value	47,633	5,352	-	(6,071)	-	46,914

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable to reclassifications of income from real estate investment securities.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current period permanent differences derived from reclassification of income from real estate investment securities and dividends that have been reclassified as of June 30, 2017:

Fund	Paid-in-capital	Undistributed (overdistribution of) net investment income	Accumulated net realized gain (loss)	Net unrealized appreciation (depreciation)
Alpha Quant Core	$-	$-	$-	$-
Alpha Quant Dividend	-	(249)	249	-
Alpha Quant Quality	-	-	-	-
Alpha Quant Value	-	-	-	-

Under the Regulated Investment Company Modernization Act of 2010 (the “RICMOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the year ended June 30, 2017, the capital loss carryforwards are as follows:

Fund	Short-term Losses
Alpha Quant Core	$5,964
Alpha Quant Dividend	-
Alpha Quant Quality	10,733
Alpha Quant Value	6,071

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2017 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Alpha Quant Core	$2,211,374	$-	$280,148	$-
Alpha Quant Dividend	1,954,742	-	-	-
Alpha Quant Quality	2,294,250	-	361,357	-
Alpha Quant Value	2,157,286	-	216,653	-

American Beacon FundsSM

Notes to Financial Statements

June 30, 2017

A summary of the Funds’ transactions in the USG Select Fund for the period ended June 30, 2017 are as follows:

Fund	Type of Transaction	March 22, 2017 Shares/Fair Value	Purchases	Sales	June 30, 2017 Shares/Fair Value	Dividend Income
Alpha Quant Core	Direct	$-	$2,088,905	$2,032,847	$56,058	$246
Alpha Quant Dividend	Direct	-	2,068,952	1,974,134	94,818	449
Alpha Quant Quality	Direct	-	2,064,439	2,009,096	55,343	420
Alpha Quant Value	Direct	-	2,063,486	2,014,134	49,352	428

8.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

Institutional Class
Period Ended June 30, 2017(A)
Alpha Quant Core Fund	Shares		Amount
Shares sold	-	(B)	$-	(B)

Net increase in shares outstanding	-		$-

Y Class
Period Ended June 30, 2017(A)
Alpha Quant Core Fund	Shares		Amount
Shares sold	-	(B)	$-	(B)

Net increase in shares outstanding	-		$-

Investor Class
Period Ended June 30, 2017(A)
Alpha Quant Core Fund	Shares		Amount
Shares sold	293	(B)	$3,000	(B)

Net increase in shares outstanding	293		$3,000

Institutional Class
Period Ended June 30, 2017(A)
Alpha Quant Dividend Fund	Shares		Amount
Shares sold	-	(B)	$-	(B)

Net increase in shares outstanding	-		$-

Y Class
Period Ended June 30, 2017(A)
Alpha Quant Dividend Fund	Shares		Amount
Shares sold	-	(B)	$-	(B)

Net increase in shares outstanding	-		$-

Investor Class
Period Ended June 30, 2017(A)
Alpha Quant Dividend Fund	Shares		Amount
Shares sold	298	(B)	$3,000	(B)

Net increase in shares outstanding	298		$3,000

Institutional Class
Period Ended June 30, 2017(A)
Alpha Quant Quality Fund	Shares		Amount
Shares sold	-	(B)	$-	(B)

Net increase in shares outstanding	-		$-

American Beacon FundsSM

Notes to Financial Statements

June 30, 2017

Y Class
Period Ended June 30, 2017(A)
Alpha Quant Quality Fund	Shares		Amount
Shares sold	-	(B)	$-	(B)

Net increase in shares outstanding	-		$-

Investor Class
Period Ended June 30, 2017(A)
Alpha Quant Quality Fund	Shares		Amount
Shares sold	294	(B)	$3,000	(B)

Net increase in shares outstanding	294		$3,000

Institutional Class
Period Ended June 30, 2017(A)
Alpha Quant Value Fund	Shares		Amount
Shares sold	-	(B)	$-	(B)

Net increase in shares outstanding	-		$-

Y Class
Period Ended June 30, 2017(A)
Alpha Quant Value Fund	Shares		Amount
Shares sold	-	(B)	$-	(B)

Net increase in shares outstanding	-		$-

Investor Class
Period Ended June 30, 2017(A)
Alpha Quant Value Fund	Shares		Amount
Shares sold	592	(B)	$6,000	(B)

Net increase in shares outstanding	592		$6,000

(A) For the period March 22, 2017 through June 30, 2017

(B) Seed capital was received on March 22, 2017 in the amount of $1,800,000, $100,000 and $100,000 for the Institutional, Y and Investor Classes, respectively. As a result, shares were issued in the amounts of 180,000, 10,000 and 10,000 for the Institutional, Y and Investor Classes, respectively.

9.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon Alpha Quant Core FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	March 22, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.03
Net gains on investments (both realized and unrealized)	0.17

Total income (loss) from investment operations	0.20

Net asset value, end of period	$10.20

Total returnB	2.00	%C

Ratios and supplemental data:
Net assets, end of period	$1,835,621
Ratios to average net assets:
Expenses, before reimbursements	12.23	%D
Expenses, net of reimbursements	0.69	%D
Net investment (loss), before expense reimbursements	(10.44	)%D
Net investment income, net of reimbursements	1.09	%E
Portfolio turnover rate	14	%E

	Y Class
	March 22, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.03
Net gains on investments (both realized and unrealized)	0.17

Total income (loss) from investment operations	0.20

Net asset value, end of period	$10.20

Total returnB	2.00	%C

Ratios and supplemental data:
Net assets, end of period	$101,951
Ratios to average net assets:
Expenses, before reimbursements	17.45	%D
Expenses, net of reimbursements	0.79	%D
Net investment (loss), before expense reimbursements	(15.67	)%D
Net investment income, net of reimbursements	0.99	%E
Portfolio turnover rate	14	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017.

See accompanying notes

American Beacon Alpha Quant Core FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	March 22, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net gains on investments (both realized and unrealized)	0.17

Total income (loss) from investment operations	0.19

Net asset value, end of period	$10.19

Total returnB	1.90	%C

Ratios and supplemental data:
Net assets, end of period	$104,854
Ratios to average net assets:
Expenses, before reimbursements	18.69	%D
Expenses, net of reimbursements	1.07	%D
Net investment (loss), before expense reimbursements	(16.91	)%D
Net investment income, net of reimbursements	0.71	%E
Portfolio turnover rate	14	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017.

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	March 22, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.07
Net (losses) on investments (both realized and unrealized)	(0.07)

Total income (loss) from investment operations	(0.00)

Net asset value, end of period	$10.00

Total returnB	0.00	%C

Ratios and supplemental data:
Net assets, end of period	$1,799,305
Ratios to average net assets:
Expenses, before reimbursements	12.37	%D
Expenses, net of reimbursements	0.69	%D
Net investment (loss), before expense reimbursements	(9.23	)%D
Net investment income, net of reimbursements	2.45	%E
Portfolio turnover rate	0	%E

	Y Class
	March 22, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.06
Net (losses) on investments (both realized and unrealized)	(0.07)

Total income (loss) from investment operations	(0.01)

Net asset value, end of period	$9.99

Total returnB	(0.10	)%C

Ratios and supplemental data:
Net assets, end of period	$99,934
Ratios to average net assets:
Expenses, before reimbursements	17.67	%D
Expenses, net of reimbursements	0.79	%D
Net investment (loss), before expense reimbursements	(14.54	)%D
Net investment income, net of reimbursements	2.34	%E
Portfolio turnover rate	0	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not transact in any sales of long-term securities during the reporting period.

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	March 22, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.05
Net (losses) on investments (both realized and unrealized)	(0.06)

Total income (loss) from investment operations	(0.01)

Net asset value, end of period	$9.99

Total returnB	(0.10	)%C

Ratios and supplemental data:
Net assets, end of period	$102,833
Ratios to average net assets:
Expenses, before reimbursements	18.92	%D
Expenses, net of reimbursements	1.07	%D
Net investment (loss), before expense reimbursements	(15.79	)%D
Net investment income, net of reimbursements	2.06	%E
Portfolio turnover rate	0	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not transact in any sales of long-term securities during the reporting period.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	March 22, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.03
Net gains on investments (both realized and unrealized)	0.07

Total income (loss) from investment operations	0.10

Net asset value, end of period	$10.10

Total returnB	1.00	%C

Ratios and supplemental data:
Net assets, end of period	$1,817,518
Ratios to average net assets:
Expenses, before reimbursements	12.24	%D
Expenses, net of reimbursements	0.69	%D
Net investment (loss), before expense reimbursements	(10.33	)%D
Net investment income, net of reimbursements	1.22	%E
Portfolio turnover rate	19	%E

	Y Class
	March 22, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.03
Net gains on investments (both realized and unrealized)	0.06

Total income (loss) from investment operations	0.09

Net asset value, end of period	$10.09

Total returnB	0.90	%C

Ratios and supplemental data:
Net assets, end of period	$100,946
Ratios to average net assets:
Expenses, before reimbursements	17.48	%D
Expenses, net of reimbursements	0.79	%D
Net investment (loss), before expense reimbursements	(15.57	)%D
Net investment income, net of reimbursements	1.12	%E
Portfolio turnover rate	19	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	March 22, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net gains on investments (both realized and unrealized)	0.07

Total income (loss) from investment operations	0.09

Net asset value, end of period	$10.09

Total returnB	0.90	%C

Ratios and supplemental data:
Net assets, end of period	$103,837
Ratios to average net assets:
Expenses, before reimbursements	18.73	%D
Expenses, net of reimbursements	1.07	%D
Net investment (loss), before expense reimbursements	(16.82	)%D
Net investment income, net of reimbursements	0.84	%E
Portfolio turnover rate	19	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017.

See accompanying notes

American Beacon Alpha Quant Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	March 22, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.03
Net gains on investments (both realized and unrealized)	0.20

Total income (loss) from investment operations	0.23

Net asset value, end of period	$10.23

Total returnB	2.30	%C

Ratios and supplemental data:
Net assets, end of period	$1,842,294
Ratios to average net assets:
Expenses, before reimbursements	12.16	%D
Expenses, net of reimbursements	0.69	%D
Net investment (loss), before expense reimbursements	(10.48	)%D
Net investment income, net of reimbursements	0.99	%E
Portfolio turnover rate	11	%E

	Y Class
	March 22, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net gains on investments (both realized and unrealized)	0.21

Total income (loss) from investment operations	0.23

Net asset value, end of period	$10.23

Total returnB	2.30	%C

Ratios and supplemental data:
Net assets, end of period	$102,322
Ratios to average net assets:
Expenses, before reimbursements	17.37	%D
Expenses, net of reimbursements	0.79	%D
Net investment (loss), before expense reimbursements	(15.69	)%D
Net investment income, net of reimbursements	0.89	%E
Portfolio turnover rate	11	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017.

See accompanying notes

American Beacon Alpha Quant Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	March 22, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net gains on investments (both realized and unrealized)	0.20

Total income (loss) from investment operations	0.22

Net asset value, end of period	$10.22

Total returnB	2.20	%C

Ratios and supplemental data:
Net assets, end of period	$108,298
Ratios to average net assets:
Expenses, before reimbursements	18.47	%D
Expenses, net of reimbursements	1.07	%D
Net investment (loss), before expense reimbursements	(16.78	)%D
Net investment income, net of reimbursements	0.61	%E
Portfolio turnover rate	11	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017.

See accompanying notes

American Beacon FundsSM

Federal Tax Information

June 30, 2017 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year June 30, 2017. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2017.

The Funds paid no distributions for the year ending June 30, 2017.

Shareholders will receive notification in January 2018 of the applicable tax information necessary to prepare their 2017 income tax returns.

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Approvals Related to American Beacon Alpha Quant Value Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Core Fund and American Beacon Alpha Quant Quality Fund

At its February 27-28, 2017 meetings, the Board of Trustees (“Board”) considered: (1) the approval of the Management Agreement among American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”), on behalf of the American Beacon Alpha Quant Value Fund (the “Value Fund”), the American Beacon Alpha Quant Dividend Fund (the “Dividend Fund”), the American Beacon Alpha Quant Core Fund (the “Core Fund”) and the American Beacon Alpha Quant Quality Fund (the “Quality Fund”) (collectively, the “Alpha Quant Funds”), each a new series of the Trust, and (2) the approval of a new investment advisory agreement among the Manager, Alpha Quant Advisors, LLC (“Alpha Quant”), and the Trust, on behalf of the Alpha Quant Funds (the “Alpha Quant Agreement”).

Approval of American Beacon Advisors, Inc.

Prior to the meeting, the Board reviewed information provided by the Manager in response to requests from the Board in connection with the Board’s consideration of the Management Agreement for the Alpha Quant Funds, and the Investment Committee of the Board met with representatives of the Manager. The Board also considered information that had been provided by the Manager to the Board at its May 17, 2016 and June 7-8, 2016 meetings in connection with the review of the current Management Agreement between the Manager and the Trust as it related to the existing series of the Trust (“Existing Funds”).

Provided below is an overview of the primary factors the Board considered at its February 27-28, 2017 meetings at which the Board considered the approval of the Management Agreement with respect to the Alpha Quant Funds. In determining whether to approve the Management Agreement, the Board considered, among other things, the following factors with respect to each Alpha Quant Fund: (1) the nature and quality of the services to be provided; (2) the potential materiality of the estimated costs to be incurred by the Manager in rendering its services and the resulting profits or losses; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedules; (4) whether fee levels reflect economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Manager with the Existing Funds; and (6) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Alpha Quant Funds.

The Board did not identify any particular information that was most relevant to its consideration of the Management Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of each Alpha Quant Fund.

Nature, Extent and Quality of Services. The Board considered that it had reviewed the Management Agreement between the Manager and the Trust as it relates to the Existing Funds at its May 17, 2016 and June 7-8, 2016 meetings. At those meetings, the Board received detailed information regarding the Manager, including information with respect to the scope of services provided by the Manager to the Existing Funds and the background and experience of the Manager’s key investment personnel. The Board considered representations made by the Manager at the Board’s May 17, 2016 and June 7-8, 2016 meetings regarding the Manager’s disciplined investment approach and goal to provide above average long-term performance on behalf of the Existing Funds and the Manager’s culture of compliance and support for compliance operations that reduces risks to the Existing Funds. The Board considered the Manager’s representation that the advisory, administrative and related services proposed to be provided to the Alpha Quant Funds will be consistent with the services provided to the Existing Funds, except that each Alpha Quant Fund is a single-manager fund and, therefore, the Manager will not allocate assets among multiple investment advisors, which it does for many of the Existing Funds. The Board also considered

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

the Manager’s representation that it has entered into a Services Agreement with Alpha Quant whereby the Manager will support Alpha Quant’s operations through the provision of services, such as accounting, legal/compliance, marketing, technology and human resources. In addition, the Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day oversight of each Alpha Quant Fund. Based on the foregoing information, the Board concluded that the nature, extent and quality of the services to be provided by the Manager were appropriate for the Alpha Quant Funds.

Investment Performance. The Board considered that the Alpha Quant Funds are new and, therefore, had no historical performance for the Board to review with respect to the Manager. The Board also considered that it would review the historical investment performance record relevant to Alpha Quant’s investment professionals in connection with its consideration of the Alpha Quant Agreement.

Costs of the Services Provided to the Alpha Quant Funds and the Profits or Losses to be Realized by the Manager from its Relationship with the Alpha Quant Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the estimated revenues to be earned and the expenses to be incurred by the Manager with respect to each Alpha Quant Fund. The Board also considered that the Manager will receive certain fees related to securities lending, to the extent an Alpha Quant Fund engages in securities lending activities. The Board considered the Manager’s representation that its accounting system does not provide for cost allocation, except for those expenses which are specifically identifiable as expenses of an Alpha Quant Fund. Accordingly, except for those expenses, the Manager created an allocation of expenses based upon the estimated percentage of time spent by its employees on distribution and non-distribution related business. The Board then considered that, at assumed asset levels, the Manager was projected to incur a pre-tax loss before and after distribution revenues and expenses from its first year of rendering services to each Alpha Quant Fund. The Board also considered the amounts of those projected losses.

Comparisons of the amounts to be paid to the Manager under the Management Agreement and other funds in the relevant Morningstar category. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee schedule, which was the same for each Alpha Quant Fund. The Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement versus the fee rates charged by the Manager to comparable funds. The Board considered that the management fee rate proposed by the Manager for each Alpha Quant Fund, both on a stand-alone basis and when combined with the proposed advisory fee rate to be paid to Alpha Quant, is lower than the average advisory fee rates paid by peer group funds in each of the Alpha Quant Funds’ potential Morningstar, Inc. (“Morningstar”) category. In addition, the Board considered that the Manager has agreed to limit the expenses of each Alpha Quant Fund through at least October 28, 2018, at levels that are lower than the average expense ratios paid by the peer group funds in the Fund’s potential Morningstar category with respect to each Alpha Quant Fund’s Institutional Class, Y Class and T Class, and higher than the average expense ratios paid by the peer group funds with respect to the Fund’s Investor Class. This information assisted the Board in concluding that the management fee rate appeared to be within a reasonable range for the services to be provided to each Alpha Quant Fund, in light of all the factors considered.

Economies of Scale. The Board considered the Manager’s representation that the proposed management fee rate for each Alpha Quant Fund contains breakpoints, which the Manager believes properly reflect economies of scale for the benefit of each Alpha Quant Fund’s shareholders.

Benefits Derived from the Relationship with the Alpha Quant Funds. The Board considered the Manager’s representation that its overall relationship with the Trust has been and will continue to be a factor in helping the Manager attract separate account business. The Board also considered the Manager’s representation that it does not expect to benefit from the float on any Alpha Quant Fund monies, but that the Manager will benefit from the Alpha Quant Funds’ investment of its cash sweep accounts and securities lending collateral in the American Beacon U.S. Government Money Market Select Fund, a series of the American Beacon Select Funds. The Board also considered the potential “fall-out” benefits to the Manager arising from the majority ownership interest in Alpha Quant of the Manager’s parent company. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Alpha Quant Funds appear to be fair and reasonable.

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Alpha Quant Funds or the Manager, as that term is defined in the 1940 Act: (1) concluded that the proposed management fee is fair and reasonable with respect to each Alpha Quant Fund; (2) determined that each Alpha Quant Fund and its shareholders would benefit from the Manager’s management of the Alpha Quant Funds; and (3) approved the Management Agreement on behalf of each Alpha Quant Fund.

Approval of Alpha Quant Advisor, LLC

Prior to the meeting, the Board reviewed information provided by Alpha Quant in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Alpha Quant Agreement, and the Investment Committee of the Board met with representatives of Alpha Quant.

Provided below is an overview of the primary factors the Board considered at its February 27-28, 2017 meetings at which the Board considered the approval of the Alpha Quant Agreement. In determining whether to approve the Alpha Quant Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the investment performance of Alpha Quant; (3) the potential materiality of the estimated costs to be incurred by Alpha Quant in rendering its services and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (6) comparisons of services and fees with contracts entered into by Alpha Quant with other clients; and (7) any other benefits anticipated to be derived by Alpha Quant from its relationship with the Alpha Quant Funds.

The Board did not identify any particular information that was most relevant to its consideration of the Alpha Quant Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Alpha Quant Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Alpha Quant Agreement were reasonable and fair and that the approval of the Alpha Quant Agreement was in the best interests of each Alpha Quant Fund.

Nature, extent and quality of the services to be provided by Alpha Quant. The Board considered information regarding Alpha Quant’s principal business activities, its reputation, financial condition and overall capabilities to perform the services under the Alpha Quant Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing each Alpha Quant Fund. The Board also considered Alpha Quant’s investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board considered Alpha Quant’s representation that the recent acquisition of a majority interest in Alpha Quant by the Manager’s parent company does not impact Alpha Quant’s investment process, and that Alpha Quant has benefited through enhanced business operations and compliance and distribution support. The Board also took into consideration the Manager’s recommendation of Alpha Quant. The Board considered Alpha Quant’s representation regarding the strength of its financial condition and that its current staffing levels were adequate to service each Alpha Quant Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Alpha Quant were appropriate for each Alpha Quant Fund in light of its investment objective, and, thus, supported a decision to approve the Alpha Quant Agreement.

Performance of Alpha Quant. With respect to the Core Fund, the Board evaluated the information provided by Alpha Quant and the Manager regarding the performance of Alpha Quant’s Core Equity Composite (“Core Composite”) relative to the performance of the S&P 500 Index, the Morningstar U.S. Fund Large Blend Peer Group (“Core Peer Group”) and the funds included in the Core Peer Group that are either concentrated portfolios or have quantitative investment styles (“Core Select Peer Group”). The Board considered Alpha Quant’s representation that, for the periods ended December 31, 2016, the Core Composite outperformed the S&P 500 Index for the 3- and 5-year periods, underperformed the S&P 500 Index for the 1-year period, and outperformed the Core Peer Group

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

for each of the periods. The Board also considered the Manager’s representation that, for the periods ended December 31, 2016, the Core Composite both outperformed and underperformed various individual funds included in the Core Select Peer Group. The Board considered Alpha Quant’s representation that, among other factors, an underweight position in the financial sector and an overweight position in the healthcare sector had contributed to underperformance during the 1-year period. The Board also considered Alpha Quant’s representation that its Core Equity strategy’s objective is to outperform the S&P 500 Index over a full market cycle and that Alpha Quant does not expect the strategy to outperform the S&P 500 Index or its peers for every short-term period. Based on the foregoing information, the Board concluded that the historical investment performance record of Alpha Quant supported approval of the Alpha Quant Agreement.

With respect to the Dividend Fund, the Board evaluated the information provided by Alpha Quant and the Manager regarding the performance of Alpha Quant’s Dividend Equity Composite (“Dividend Composite”) relative to the performance of the S&P 500 Index, the S&P 500 Value Index, the Morningstar U.S. Fund Large Value Peer Group (“Value Peer Group”) and the funds included in the Value Peer Group that are either concentrated portfolios or have quantitative investment styles (“Dividend Select Peer Group”). The Board considered Alpha Quant’s representation that, for the periods ended December 31, 2016, the Dividend Composite outperformed the S&P 500 Index for the 1- and 3-year periods, underperformed the S&P 500 Index for the 5-year period, outperformed the S&P 500 Value Index for the 3-year period, underperformed the S&P 500 Value Index for the 1- and 5-year periods, and outperformed the Value Peer Group for each of the periods. The Board also considered the Manager’s representation that, for the periods ended December 31, 2016, the Core Composite both outperformed and underperformed various individual funds included in the Dividend Select Peer Group. The Board considered Alpha Quant’s representation that, among other factors, weaker relative performance among materials stocks had contributed to underperformance during the 1-year period, and an underweight position in the financial sector and positioning within the consumer discretionary sector had contributed to underperformance during the 5-year period. The Board also considered Alpha Quant’s representation that, when the Dividend Equity strategy’s lower volatility is taken into account by calculating a risk-adjusted performance, the Dividend Strategy has actually outperformed the S&P 500 Index, the S&P 500 Value Index and the Value Peer Group for the 3- and 5-year periods. Based on the foregoing information, the Board concluded that the historical investment performance record of Alpha Quant supported approval of the Alpha Quant Agreement.

With respect to the Value Fund, the Board evaluated the information provided by Alpha Quant and the Manager regarding the performance of Alpha Quant’s Value Equity Composite (“Value Composite”) relative to the performance of the S&P 500 Index, the S&P 500 Value Index, the Value Peer Group and the funds included in the Value Peer Group that are either concentrated portfolios or have quantitative investment styles (“Value Select Peer Group”). The Board considered Alpha Quant’s representation that, for the periods ended December 31, 2016, the Value Composite outperformed the S&P 500 Index, the S&P 500 Value Index and the Value Peer Group for the 1-, 3- and 5-year periods and underperformed the S&P 500 Index, the S&P 500 Value Index and the Value Peer Group for the 1-year period. The Board also considered the Manager’s representation that, for the periods ended December 31, 2016, the Value Composite both outperformed and underperformed various individual funds included in the Value Select Peer Group. The Board considered Alpha Quant’s representation that, among other factors, an underweight position in the financial sector and an overweight position in the healthcare sector had contributed to underperformance during the 1-year period. The Board also considered Alpha Quant’s representation that its Value Equity strategy’s objective is to outperform the S&P 500 Index over a full market cycle and that Alpha Quant does not expect the strategy to outperform the S&P 500 Index or its peers for every short-term period. Based on the foregoing information, the Board concluded that the historical investment performance record of Alpha Quant supported approval of the Alpha Quant Agreement.

With respect to the Quality Fund, the Board evaluated the information provided by Alpha Quant and the Manager regarding the performance of Alpha Quant’s Quality Equity Composite (“Quality Composite”) relative to the performance of the S&P 500 Index, the S&P 500 Growth Index, the Morningstar U.S. Fund Large Growth Peer Group (“Growth Peer Group”) and the funds included in the Growth Peer Group that are either concentrated portfolios or have quantitative investment styles (“Quality Select Peer Group”). The Board considered Alpha

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Quant’s representation that, for the periods ended December 31, 2016, the Quality Composite outperformed the S&P 500 Growth Index for the 1-year period, underperformed the S&P 500 Growth Index for the 3- and 5-year periods, underperformed the S&P 500 Index for each of the periods, and outperformed the Growth Peer Group for each of the periods. The Board also considered the Manager’s representation that, for the periods ended December 31, 2016, the Quality Composite both outperformed and underperformed various individual funds included in the Quality Select Peer Group. The Board considered Alpha Quant’s representation that, among other factors, an underweight position in the financial sector and allocation and selection among stocks in the consumer staples sector had contributed to underperformance during the 1-year period, stock selection in the technology and healthcare sectors had contributed to underperformance during the 3-year period, and stock selection in the consumer discretionary sector and an underweight position in the healthcare sector had contributed to underperformance during the 5-year period. The Board also considered Alpha Quant’s representation that it expects its Quality Equity strategy to outperform during periods of contraction and recession, given the strategy’s emphasis on high profitability, low leverage and an overweight position in defensive sectors, such as the consumer staples sector. Based on the foregoing information, the Board concluded that the historical investment performance record of Alpha Quant supported approval of the Alpha Quant Agreement.

Comparisons of the amounts to be paid under the Alpha Quant Agreement with those under contracts between Alpha Quant and its other clients. In evaluating the Alpha Quant Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Alpha Quant on behalf of each Alpha Quant Fund. The Board considered that Alpha Quant’s investment advisory fee rate under the Alpha Quant Agreement would be paid to Alpha Quant by each Alpha Quant Fund. The Board considered Alpha Quant’s representation that the advisory fee rate proposed for each Alpha Quant Fund is below the advisory fee rate that Alpha Quant currently charges to other clients for which it provides comparable services. After evaluating this information, the Board concluded that Alpha Quant’s advisory fee rate under the Alpha Quant Agreement was reasonable in light of the services to be provided to each Alpha Quant Fund.

Costs of the services to be provided and profits to be realized by Alpha Quant and its affiliates from its relationship with the Alpha Quant Funds. The Board considered Alpha Quant’s representation that, at assumed asset levels, Alpha Quant believes that it will operate at a loss with respect to each Alpha Quant Fund during each Alpha Quant Fund’s first year of operations. The Board also considered Alpha Quant’s representation as to the level of assets under management at which Alpha Quant would begin to incur a profit in connection with its services to the Alpha Quant Funds, both in the aggregate and with respect to each Alpha Quant Fund individually.

Economies of Scale. The Board considered Alpha Quant’s representation that Alpha Quant believes that the proposed advisory fee schedule for each Alpha Quant Fund, which includes breakpoints, incorporates anticipated benefits from economies of scale.

Benefits to be derived by Alpha Quant from the relationship with the Alpha Quant Funds. The Board considered Alpha Quant’s representation that it is not aware of any direct “fall-out” benefits that would accrue to Alpha Quant from its relationship with the Alpha Quant Funds. However, the Board considered Alpha Quant’s representation that Alpha Quant could benefit directly or indirectly from its relationship with the Alpha Quant Funds if Alpha Quant engages in soft dollar transactions with respect to the Alpha Quant Funds. The Board also considered Alpha Quant’s representation that it may be able to negotiate lower commission rates as a result of its relationship with the Alpha Quant Funds. Based on the foregoing information, the Board concluded that the potential benefits accruing to Alpha Quant by virtue of its relationship with the Alpha Quant Funds appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Alpha Quant Funds, the Manager or Alpha Quant, as that term is defined in the 1940 Act, concluded that, with respect to each Alpha Quant Fund, the proposed investment advisory fee rate is fair and reasonable and the approval of the Alpha Quant Agreement is in the best interests of the Alpha Quant Fund and approved the Alpha Quant Agreement.

Trustees and Officers of the American Beacon FundsSM (Unaudited)

The Trustees and officers of the American Beacon Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. The address of each person listed below is 220 Las Colinas Boulevard East, Suite 1200, Irving, Texas 75039. Each Trustee oversees thirty-four funds in the fund complex that includes the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (80)	Trustee since 1996	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Trustee, American Beacon Mileage Funds (1996-2012); Trustee, American Beacon Select Funds (1999-Present); Trustee, American Beacon Master Trust (1996-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

NON-INTERESTED
TRUSTEES

Gilbert G. Alvarado (47)	Trustee since 2015	Director, Kura MD, Inc. (local telehealth organization) (2015-present); Vice President & CFO, Sierra Health Foundation (health conversion private foundation) (2006-Present); Vice President & CFO, Sierra Health Foundation: Center for Health Program Management (California public benefit corporation) (2012-Present); Director, Innovative North State (2012-2015); Director, Sacramento Regional Technology Alliance (2011-2016); Director, Women’s Empowerment (2009-2014); Director, Valley Healthcare Staffing (2017–present); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Joseph B. Armes (55)	Trustee since 2015	Chairman & CEO, CSW Industrials f/k/a Capital Southwest Corporation (investment company) (2015-Present); Chairman of the Board of Capital Southwest Corporation, predecessor to CSW Industrials, Inc. (2014-present) (investment company); CEO, Capital Southwest Corporation (2013-2015); President & CEO, JBA Investment Partners (family investment vehicle) (2010-Present); Director and Chair of Audit Committee, RSP Permian (oil and gas producer) (2013-Present); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Gerard J. Arpey (58)	Trustee since 2012	Director, The Home Depot, Inc. (2015-Present); Partner, Emerald Creek Group (private equity firm) (2011-Present); Director, S.C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Brenda A. Cline (56)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Director, Range Resources Corporation (oil and natural gas company) (2015-Present); Director, Tyler Technologies, Inc. (public sector software solutions company) (2014-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Eugene J. Duffy (62)	Trustee since 2008	Managing Director, Institutional Services, Intercontinental Real Estate Corporation (2014-Present); Principal and Executive Vice President, Paradigm Asset Management (1994-2014); Director, Sunrise Bank of Atlanta (2008-2013); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
TRUSTEES (CONT.)	Term

Thomas M. Dunning (74)	Trustee since 2008	Chairman Emeritus, Lockton Dunning Benefits (consulting firm in employee benefits) (2008–Present); Board Director, Oncor Electric Delivery Company LLC (2007-Present); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Richard A. Massman (73)	Trustee since 2004 Chairman since 2008	Consultant and General Counsel Emeritus, Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (2009-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Barbara J. McKenna, CFA (54)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present).

R. Gerald Turner (71)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Trustee, American Beacon Mileage Funds (2001-2012); Trustee, American Beacon Select Funds (2001-Present); Trustee, American Beacon Master Trust (2001-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).
OFFICERS

Gene L. Needles, Jr. (62)	President since 2009 Executive Vice President since 2009	President, CEO and Director, American Beacon Advisors, Inc. (2009-Present); President, CEO and Director, Resolute Investment Managers, Inc. (2015-Present); President, CEO and Director, Resolute Acquisition, Inc. (2015-Present); President, CEO and Director, Resolute Topco, Inc. (2015-Present), President & CEO, Resolute Investment Holdings, LLC (2015-Present); President, CEO and Director, Lighthouse Holdings, Inc. (2009-2015); President and CEO, Lighthouse Holdings Parent, Inc. (2009-2015); Manager, President and CEO, American Private Equity Management, LLC (2012-Present); President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Director, Chairman, President and CEO, Alpha Quant Advisors, LLC (2016-Present); Director, ARK Investment Management LLC (2016-Present); Director, Shapiro Capital Management LLC (2017-Present); Member, Investment Advisory Committee, Employees Retirement System of Texas (2017-Present); Trustee, American Beacon NextShares Trust (2015-Present); President. American Beacon Select Funds (2009-Present); President, American Beacon Mileage Funds (2009-2012); President, American Beacon Master Trust (2009–2012); President, American Beacon Institutional Funds Trust (2017-Present).

Rosemary K. Behan (58)	VP, Secretary and Chief Legal Officer since 2006	Vice President and Secretary, American Beacon Advisors, Inc. (2006-Present); Secretary, Resolute Investment Holdings, LLC (2015-Present) Secretary, Resolute Investment Managers, Inc. (2015-Present); Secretary, Resolute Topco, Inc. (2015-Present); Secretary, Resolute Acquisition, Inc. (2015–Present); Secretary, Lighthouse Holdings, Inc. (2008-2015); Secretary, Lighthouse Holdings Parent, Inc. (2008-2015); Secretary, American Private Equity Management, LLC (2008-Present); Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Secretary, Alpha Quant Advisors, LLC (2016-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Select Funds (2006-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Mileage Funds (2006-2012); Chief Legal Officer, Vice President and Secretary, American Beacon Master Trust (2006-2012); Chief Legal Officer, Vice President and Secretary, American Beacon Institutional Funds Trust (2017-Present).

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term

Brian E. Brett (57)	VP since 2004	Senior Vice President (2012-Present) and Vice President (2004-2012), American Beacon Advisors, Inc.; Vice President, American Beacon Select Funds (2004-Present); Vice President, American Beacon Mileage Funds (2004-2012); Vice President, American Beacon Master Trust (2004-2012); Vice President, American Beacon Institutional Funds Trust (2017-Present).

Paul B. Cavazos (48)	VP since 2016	Senior Vice President, American Beacon Advisors, Inc. (2016-Present); Chief Investment Officer and Assistant Treasurer, DTE Energy (2007-2016); Vice President, American Beacon Select Funds (2016-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present).

Erica Duncan (47)	VP Since 2011	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Mileage Funds (2011-2012); Vice President, American Beacon Master Trust (2011-2012); Vice President, American Beacon Institutional Funds Trust (2017-Present).

Melinda G. Heika (56)	Treasurer since 2010	Treasurer, American Beacon Advisors, Inc. (2010-Present); Resolute Investment Managers, Inc. (2015-Present); Treasurer, Resolute Acquisition, Inc. (2015-Present); Treasurer, Resolute Topco, Inc. (2015-Present); Treasurer, Resolute Investment Holdings, LLC. (2015-Present); Treasurer, Lighthouse Holdings, Inc. (2010-2015); Treasurer, Lighthouse Holdings Parent Inc., (2010-2015); Treasurer, American Private Equity Management, LLC (2012-Present); Director and Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Treasurer, American Beacon Select Funds (2010-Present); Treasurer, American Beacon Mileage Funds (2010-2012); Treasurer, American Beacon Master Trust (2010-2012); Treasurer, American Beacon Institutional Funds Trust (2017-Present).

Terri L. McKinney (53)	VP since 2010	Vice President (2009-Present) and Managing Director (2003-2009), American Beacon Advisors, Inc.; Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, American Beacon Select Funds (2010-Present); Vice President, American Beacon Mileage Funds (2010-2012); Vice President, American Beacon Master Trust (2010-2012); Vice President, American Beacon Institutional Funds Trust (2017-Present).

Jeffrey K. Ringdahl (42)	VP since 2010	Senior Vice President (2013-Present), Vice President (2010-2013), and Director (2015-Present), American Beacon Advisors, Inc.; Vice President, American Beacon Select Funds (2010-Present); Vice President, American Beacon Mileage Funds (2010-2012); Vice President, American Beacon Master Trust (2010-2012); Senior Vice President (2012-Present) and Manager (2015-Present), American Private Equity Management, LLC; Senior Vice President, Lighthouse Holdings, Inc. (2013-2015); Senior Vice President, Lighthouse Holdings Parent, Inc. (2013-2015); Director and Vice President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Trustee, American Beacon NextShares Trust (2015-Present); Director and Senior Vice Present, Resolute Investment Holdings, LLC (2015-Present); Director and Senior Vice President, Resolute Topco, Inc. (2015-Present); Director and Senior Vice President, Resolute Acquisition, Inc. (2015-Present); Director and Senior Vice President, Resolute Investment Managers, Inc. (2015-Present); Director, Executive Vice President and Chief Operating Officer, Alpha Quant Advisors, LLC (2016-Present); Vice President, American Beacon Institutional Funds Trust (2017-President); Director, Shapiro Capital Management, LLC (2017-Present).

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term

Samuel J. Silver (54)	VP Since 2011	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Mileage Funds (2011-2012); Vice President, American Beacon Master Trust (2011-2012); American Beacon Institutional Funds Trust (2011-Present).

Christina E. Sears (45)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, American Beacon Advisors, Inc. (2004-Present); Chief Compliance Officer, American Private Equity Management, LLC (2012-Present); Chief Compliance Officer and Vice President, Alpha Quant Advisors, LLC (2016-Present); Chief Compliance Officer (2004-Present) and Assistant Secretary (1999-Present), American Beacon Select Funds; Chief Compliance Officer (2004-2012) and Assistant Secretary (1999-2012), American Beacon Mileage Funds; Chief Compliance Officer (2004-2012) and Assistant Secretary (1999-2012), American Beacon Master Trust; Chief Compliance Officer and Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present).

Sonia L. Bates (60)	Asst. Treasurer since 2011	Assistant Treasurer, American Beacon Advisors, Inc. (2011-Present); Assistant Treasurer, Resolute Investment Managers, Inc. (2015-Present); Assistant Treasurer, Resolute Acquisition, Inc. (2015-Present); Assistant. Treasurer, Resolute Topco, Inc. (2015-Present); Assistant Treasurer, Resolute Investment Holdings, LLC.; Assistant Treasurer, Lighthouse Holdings, Inc. (2011-2015); Assistant Treasurer, Lighthouse Holdings Parent Inc. (2011-2015); Assistant Treasurer, American Private Equity Management, LLC (2012-Present); Assistant Treasurer, American Beacon Select Funds (2011-Present); Assistant Treasurer American Beacon Mileage Funds (2011-2012); Assistant Treasurer, American Beacon Master Trust (2011-2012); Assistant Treasurer, American Beacon Institutional Funds Trust (2017-Present).

Shelley D. Abrahams (42)	Assistant Secretary since 2008	Assistant Secretary, American Beacon Advisors, Inc. (2008-Present); Assistant Secretary, American Beacon Select Funds (2008-Present); Assistant Secretary, American Beacon Mileage Funds (2008-2012); Assistant Secretary, American Beacon Master Trust (2008-2012); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present).

Rebecca L. Harris (50)	Assistant Secretary since 2010	Vice President, American Beacon Advisors, Inc. (2016-Present); Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Assistant Secretary, American Beacon Select Funds (2010-Present); Assistant Secretary, American Beacon Mileage Funds (2010-2012); Assistant Secretary, American Beacon Master Trust (2010-2012); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present).

Diana N. Lai (41)	Assistant Secretary since 2012	Assistant Secretary, American Beacon Advisors, Inc. (2012-Present); Assistant Secretary, American Beacon Select Funds (2012-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present).

Teresa A. Oxford (58)	Assistant Secretary since 2015	Assistant Secretary, American Beacon Advisors, Inc. (2015-Present); Assistant Secretary, Alpha Quant Advisors, LLC (2016-Present); Assistant Secretary, American Beacon Select Funds (2015-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present).

* As of 11/12/2014, the Board adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 75.

** Mr. Feld is deemed to be an “interested person” of the Trusts, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to one or more of the Trust’s sub-advisors.

American Beacon FundsSM

Privacy Policy

June 30, 2017 (Unaudited)

The American Beacon Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www. sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, MA	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, and American Beacon Alpha Quant Value Fund are service marks of American Beacon Advisors, Inc.

AR 6/17

American Beacon®
FUNDS

2017 ANNUAL REPORT

June 30, 2017

ARK TRANSFORMATIONAL INNOVATION FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

ARK TRANSFORMATIONAL INNOVATION FUND

Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Companies that the sub-advisor believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Information Technology sector companies may face intense competition and rapid product obsolescence, have limited product lines, markets, financial resources or personnel, and lose patent, copyright and trademark protections. Investing in Health Care sector companies involves risk due to government regulations, product litigation, competitive forces, and loss of patent protection. Industrials sector companies are subject to risk due to changes in government regulations, world events, economic conditions, environmental damages, product liability claims and exchange rates. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2017

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we are proud to offer a broad range of equity, fixed-income and alternative mutual fund products for institutions and individuals. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced portfolio managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our clients and shareholders meet their long-term financial goals.

Institutional wisdom, enduring value. Since our inception as a pension fiduciary in 1986, American Beacon has focused on identifying and overseeing institutional investment managers and portfolio risk management. In 1987, we leveraged our size and experience to launch a series of sub-advised, multi-manager mutual funds providing individual investors access to many of the same institutional managers as our pension clients. Following the financial crisis in 2008, we saw that investors were looking for unique solutions from managers who were not necessarily mainstream. In 2010, we began offering mutual funds from single managers with distinctive investment styles or asset classes. As we continue to expand our family of funds, our solutions-based approach provides innovative investments.

Guiding principles. Our “manager of managers” philosophy is built on a long-standing history of innovative thinking, discipline and consistency in applying our solutions-based approach. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style or market strategy – whether through a single sub-advisor or a combination of sub-advisors. Because we take our fiduciary responsibilities very seriously, our thorough manager evaluation and selection process is rigorous and ongoing. Our guiding principles – predictability, style consistency, competitive pricing and long-term relationships – provide a strong foundation for our due-diligence process. Our broad range of mutual funds helps investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with asset managers who have adhered to their disciplined processes for many years and through multiple market cycles.

Focus on asset protection and risk mitigation. We strive to provide innovative, long-term products without gimmicks. From offering some of the first multi-manager funds, one of the first retirement-income funds and the first open-end mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process to help protect assets and mitigate risk.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

Domestic Equity Market Overview

June 30, 2017 (Unaudited)

U.S. equity markets advanced appreciably for the 12-month period ended June 30, 2017. Specifically, the S&P 500 Index rose 17.9%. Within the Russell large-cap category, growth stocks advanced 20.4% – outperforming value stocks, which increased 15.5% over the same period. Mid- and small-cap stocks – as represented by the Russell Midcap and Russell Small Cap indexes – were up 16.5% and 24.6%, respectively. A large dispersion of returns among sectors characterized performance over this period. Financials and Information Technology, the best-performing sectors, advanced 35.4% and 33.9%, respectively. Conversely, Telecommunications and Energy, down 11.7% and 4.1%, respectively, were the worst-performing sectors.

This respectable market performance was achieved even with lackluster economic growth, internal political instability and global political turbulence. Since the bottom of the market and business cycle in 2009, economic growth has been well below its historical average recovery growth rate despite continuous support of a very accommodative monetary policy. The surprise election of President Donald Trump brought political turbulence and impasse around his legislative agenda on health-care and tax reforms. Globally, France’s elections, Brexit negotiations and North Korea’s belligerent missile launches are some of the major geopolitical risks pressuring the market. The market was able to overcome all these uncertainties and climb the “wall of worry” keeping many investors away from the markets and/or reining in their exuberance. Ironically, investors’ fears have allowed the market to continue to advance.

Now that those worries have somewhat dissipated, another set has taken their place: the high valuation of the equity market and the Trump administration’s ability to deliver health-care and tax reform. Despite those concerns, the bull market has broadened and gathered momentum during the last six to nine months, first rewarding value-oriented strategies in the fourth quarter of 2016 and then favoring growth-oriented strategies during the first half of 2017.

2

American Beacon ARK Transformational Innovation FundSM

Performance Overview

June 30, 2017 (Unaudited)

The Investor Class of the American Beacon ARK Transformational Innovation Fund (the “Fund”) returned 28.50% for the period ended June 30, 2017, outperforming the S&P 500 Index (the “Index”) return of 6.57% for the same period. The Fund’s inception was January 27, 2017, and it does not have a full twelve months of performance as of this fiscal year-end report.

Comparison of Changes in Value of a $10,000 Investment for the period 1/27/2017 through 6/30/2017

Total Returns for the Period ended June 30, 2017
	Ticker	Since Inception 1/27/2017	Value of $10,000 01/27/2017- 06/30/2017
Institutional Class (1,3)	ADNIX	28.70%	$12,870
Y Class (1,3)	ADNYX	28.70%	$12,870
Investor Class (1,3)	ADNPX	28.50%	$12,850

S&P 500 Index (2)		6.57%	$10,657

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. The strategy employed by the Fund’s sub-advisor has the potential for more volatility than broad market averages, which may result in significant fluctuations in the Fund’s short-term returns, both positive and negative.

2.	The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares was 2.50%, 2.60% and 2.88%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

3

American Beacon ARK Transformational Innovation FundSM

Performance Overview

June 30, 2017 (Unaudited)

The Fund’s sub-advisor utilizes a thematic approach to identify innovative investment opportunities in the following areas: Genomic Revolution, Industrial Innovation, Next Generation Internet and FinTech Innovation.

The Genomic Revolution theme continued to rebound from the negative sentiment surrounding the U.S. political campaign and post-election rhetoric focused on drug pricing. The top performers during the period were athenahealth, Inc., Kite Pharma, Inc. and Juno Therapeutics, Inc. An activist investor, Elliott Management, disclosed a 9.2% stake in athenahealth, and both Kite and Juno responded to positive trial results involving CAR-T technology, immunotherapy that unleashes patients’ own immune systems against metastatic cancer. The top detractors from performance were Invitae Corp., Cerus Corp., and Editas Medicine, Inc. Each was impacted by delays in activity: Invitae by an upgrade to Illumina’s sequencers, Cerus by the FDA’s decision to defer the final guidance for its platelet pathogen reduction system to 2018, and Editas by continued patent fights.

The Industrial Innovation theme performed well, thanks primarily to its focus on electric vehicles and autonomous taxi networks (Tesla Inc. and NVIDIA Corp.) as well as 3D printing (Proto Labs, Inc., Stratasys Ltd.). The biggest detractor was Organovo Holdings, Inc. after the CEO stepped down to make room for talent with more experience in commercialization. Other detractors from the theme, Splunk Inc., and FANUC Corporation declined for short-term reasons which are not expected to be material to its long-term prospects.

The Next Generation Internet theme continued to rebound, powered importantly by the Bitcoin Investment Trust (GBTC) as the price of bitcoin nearly tripled from $1,000 to nearly $3,000 at one point during the period, and as the premium of GBTC over the value of the underlying bitcoin widened significantly because of bitcoins’ scarcity. Another contributor, Hortonworks Inc. (HDP), benefited from the initial public offering of Cloudera, Inc., a competing big-data management company, at twice HDP’s valuation relative to sales. International Business Machines Corporation detracted from performance due to lower than expected revenue from hardware and services.

The FinTech Innovation theme benefited from the continued expansion of digital payments and innovative lending solutions offered by peer-to-peer platforms like Lending Tree Inc. Also contributing to performance were industry stalwarts Goldman Sachs Group and Wells Fargo & Co., which delivered stronger than expected earnings. Detractors in the theme included Citigroup Inc.’s low performance for the period and Lending Club Corp.’s slow recovery from its recent loan sale scandal and subsequent CEO resignation.

The sub-advisor will continue to combine top-down and bottom-up research to capitalize on cross-sector investment opportunities.

Top Ten Holdings (% Net Assets)
Tesla, Inc.		6.3
Bitcoin Investment Trust		5.9
athenahealth, Inc.		5.4
Stratasys Ltd.		4.2
Amazon.com, Inc.		4.1
Illumina, Inc.		3.6
Twitter, Inc.		3.4
Juno Therapeutics, Inc.		3.2
Alphabet, Inc.		3.1
Bluebird Bio, Inc.		3.0

Total Fund Holdings	52

Sector Allocation (% Long-term Investments)
Information Technology		37.7
Health Care		36.4
Consumer Discretionary		13.0
Financials		8.2
Industrials		3.7
Telecommunication Services		1.0

4

American Beacon ARK Transformational Innovation FundSM

Expense Examples

June 30, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from January 27, 2017 through June 30, 2017.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

5

American Beacon ARK Transformational Innovation FundSM

Expense Examples

June 30, 2017 (Unaudited)

American Beacon ARK Transformational Innovation Fund
	Beginning Account Value 1/27/2017	Ending Account Value 6/30/2017	Expenses Paid During Period 1/27/2017-6/30/2017*
Institutional Class
Actual	$1,000.00	$1,287.00	$4.71
Hypothetical**	$1,000.00	$1,016.70	$4.16
Y Class
Actual	$1,000.00	$1,287.00	$5.19
Hypothetical**	$1,000.00	$1,016.30	$4.58
Investor Class
Actual	$1,000.00	$1,285.00	$6.52
Hypothetical**	$1,000.00	$1,015.10	$5.75

*	Expenses are equal to the Fund’s annualized expense ratios for the period of 0.99%, 1.09%, and 1.37% for the Institutional, Y and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days since Fund inception (152) by days in the year (365) to reflect the period.
**	5% return before expenses.

6

American Beacon ARK Transformational Innovation FundSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon ARK Transformational Innovation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of the American Beacon ARK Transformational Innovation Fund (one of the series constituting American Beacon Funds, hereafter referred to as the “Fund”) as of June 30, 2017, and the results of its operations, the changes in its net assets and its financial highlights for the period January 27, 2017 (commencement of operations) through June 30, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of June 30, 2017 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies were not received, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 29, 2017

7

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

June 30, 2017

	Shares	Fair Value

COMMON STOCKS - 88.81%
Consumer Discretionary - 12.31%
Automobiles - 6.27%
Tesla, Inc.A	839	$303,391

Internet & Direct Marketing Retail - 6.04%
Amazon.com, Inc.A	205	198,440
Ctrip.com International Ltd., ADRA	715	38,510
Netflix, Inc.A	373	55,730

		292,680

Total Consumer Discretionary		596,071

Financials - 1.89%
Consumer Finance - 1.14%
LendingClub Corp.A	10,061	55,436

Thrifts & Mortgage Finance - 0.75%
LendingTree, Inc.A	211	36,334

Total Financials		91,770

Health Care - 34.48%
Biotechnology - 20.03%
Bluebird Bio, Inc.A	1,382	145,179
Editas Medicine, Inc.A	4,472	75,040
Foundation Medicine, Inc.A	2,203	87,569
Intellia Therapeutics, Inc.A	5,244	83,904
Invitae Corp.A	9,101	87,006
Ionis Pharmaceuticals, Inc.A	1,198	60,942
Juno Therapeutics, Inc.A	5,117	152,947
Kite Pharma, Inc.A	1,011	104,810
Organovo Holdings, Inc.A	16,392	43,111
Seres Therapeutics, Inc.A	7,519	84,965
Veracyte, Inc.A	5,317	44,291

		969,764

Health Care Equipment & Supplies - 1.05%
Cerus Corp.A	20,284	50,913

Health Care Technology - 6.35%
athenahealth, Inc.A	1,873	263,250
Medidata Solutions, Inc.A	564	44,105

		307,355

Life Sciences Tools & Services - 6.01%
Compugen Ltd.A	12,184	46,299
Illumina, Inc.A	997	172,999
NanoString Technologies, Inc.A	4,312	71,321

		290,619

Pharmaceuticals - 1.04%
Bayer AG	390	50,424

Total Health Care		1,669,075

Industrials - 3.47%
Machinery - 3.47%
ExOne Co.A	4,462	51,090
FANUC Corp.	220	42,357

See accompanying notes

8

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

June 30, 2017

	Shares	Fair Value

COMMON STOCKS - 88.81% (continued)
Industrials - 3.47% (continued)
Machinery - 3.47% (continued)
Proto Labs, Inc.A	1,106	$74,378

		167,825

Total Industrials		167,825

Information Technology - 35.73%
Internet Software & Services - 16.39%
2U, Inc.A	1,019	47,812
Akamai Technologies, Inc.A	914	45,526
Alibaba Group Holding Ltd., Sponsored ADRA	316	44,524
Alphabet, Inc., Class CA	163	148,123
Baidu, Inc., ADRA	554	99,089
Facebook, Inc., Class AA	580	87,568
Hortonworks, Inc.A	4,137	53,285
Tencent Holdings Ltd., ADR	1,504	54,084
Twilio, Inc., Class AA	1,704	49,603
Twitter, Inc.A	9,152	163,546

		793,160

IT Services - 2.10%
PayPal Holdings, Inc.A	1,025	55,012
Square, Inc., Class AA	1,997	46,850

		101,862

Semiconductors & Semiconductor Equipment - 4.82%
NVIDIA Corp.	813	117,527
Teradyne, Inc.	1,349	40,511
Xilinx, Inc.	1,167	75,061

		233,099

Software - 7.38%
Intuit, Inc.	178	23,640
Materialise N.V., ADRA	1,640	19,467
Nintendo Co., Ltd.	171	57,286
Red Hat, Inc.A	516	49,407
salesforce.com, Inc.A	1,053	91,190
Splunk, Inc.A	2,045	116,340

		357,330

Technology Hardware, Storage & Peripherals - 5.04%
Apple, Inc.	266	38,309
Stratasys Ltd.A	8,825	205,711

		244,020

Total Information Technology		1,729,471

Telecommunication Services - 0.93%
Wireless Telecommunication Services - 0.93%
SoftBank Group Corp.	555	44,888

Total Common Stocks (Cost $3,720,784)		4,299,100

UNIT TRUSTS - 5.88% (Cost $123,162)
Financials - 5.88%
Bitcoin Investment TrustA	730	284,700

See accompanying notes

9

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

June 30, 2017

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 4.72% (Cost $228,421)
Investment Companies - 4.72%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.87%B C	228,421	$228,421

TOTAL INVESTMENTS - 99.41% (Cost $4,072,367)		4,812,221
OTHER ASSETS, NET OF LIABILITIES - 0.59%		28,660

TOTAL NET ASSETS - 100.00%		$4,840,881

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day effective yield.

ADR - American Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2017, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,299,100	$-	$-	$4,299,100
Unit Trusts	284,700	-	-	284,700
Short-Term Investments	228,421	-	-	228,421

Total Investments in Securities - Assets	$4,812,221	$-	$-	$4,812,221

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended June 30, 2017, there were no transfers between levels.

See accompanying notes

10

American Beacon ARK Transformational Innovation FundSM

Statement of Assets and Liabilities

June 30, 2017

Assets:
Investments in unaffiliated securities, at fair value†	$4,583,800
Investments in affiliated securities, at fair value‡	228,421
Foreign currency, at fair value^	900
Interest receivable	142
Receivable for investments sold	35,355
Receivable for fund shares sold	11,714
Receivable for tax reclaims	199
Receivable for expense reimbursement (Note 2)	31,676
Deferred offering costs	21,890
Prepaid expenses	40,313

Total assets	4,954,410

Liabilities:
Payable for investments purchased	38,750
Management and investment advisory fees payable	3,277
Service fees payable	188
Transfer agent fees payable (Note 2)	1,375
Custody and fund accounting fees payable	2,629
Professional fees payable	36,553
Trustee fees payable	37
Payable for income tax	24,159
Other liabilities	6,561

Total liabilities	113,529

Net assets	$4,840,881

Analysis of net assets:
Paid-in-capital	$3,976,350
Accumulated net realized gain	124,669
Unrealized appreciation of investments	739,862

Net assets	$4,840,881

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	280,000

Y Class	11,924

Investor Class	84,335

Net assets:
Institutional Class	$3,603,636

Y Class	$153,410

Investor Class	$1,083,835

Net asset value, offering and redemption price per share:
Institutional Class	$12.87

Y Class	$12.87

Investor Class	$12.85

† Cost of investments in unaffiliated securities	$3,843,946
‡ Cost of investments in affiliated securities	$228,421
^ Cost of foreign currency	$899

See accompanying notes

11

American Beacon ARK Transformational Innovation FundSM

Statement of Operations

For the period ended June 30, 2017A

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$3,696
Dividend income from affiliated securities	400

Total investment income	4,096

Expenses:
Management and investment advisory fees (Note 2)	13,322
Transfer agent fees:
Institutional Class (Note 2)	1,927
Y Class (Note 2)	1,916
Investor Class	2,389
Custody and fund accounting fees	4,856
Professional fees	74,016
Registration fees and expenses	21,522
Service fees (Note 2):
Y Class	47
Investor Class	280
Prospectus and shareholder report expenses	3,832
Trustee fees	93
Income tax expense	24,159
Other expenses	8,400

Total expenses	156,759

Net fees waived and expenses reimbursed (Note 2)	(141,632)

Net expenses	15,127

Net investment (loss)	(11,031)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	135,717
Foreign currency transactions	(17)
Change in net unrealized appreciation (depreciation) of:
Investments	739,854
Foreign currency transactions	8

Net gain from investments	875,562

Net increase in net assets resulting from operations	$864,531

† Foreign taxes	$291
A Commencement of operations, January 27, 2017 through June 30, 2017.

See accompanying notes

12

American Beacon ARK Transformational Innovation FundSM

Statement of Changes in Net Assets

	From January 27, 2017A to June 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment (loss)	$(11,031)
Net realized gain from investments and foreign currency transactions	135,700
Change in net unrealized appreciation (depreciation) of investments and foreign currency transactions	739,862

Net increase in net assets resulting from operations	864,531

Capital Share Transactions:
Proceeds from sales of shares	976,354
Cost of shares redeemed	(4)

Net increase in net assets from capital share transactions	976,350

Net increase in net assets	1,840,881

Net Assets:
Beginning of period	3,000,000	B

End of Period *	$4,840,881

*Includes undistributed net investment income.	$-

A Commencement of operations.
B Seed capital.

See accompanying notes

13

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2017

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940 (the “Act”) as a non-diversified, open-end management investment company. As of June 30, 2017, the Trust consists of thirty-two active series, one of which is presented in this filing: American Beacon ARK Transformational Innovation Fund (the “Fund”). The remaining thirty-one active series are reported in separate filings. From January 27, 2017 to April 26, 2017, the Fund was known as the American Beacon ARK Disruptive Innovation Fund.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

New Accounting Pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and its impact, if any, on the Fund’s Financial Statements.

Class Disclosure

January 27, 2017 is the inception date of the Institutional, Y and Investor classes of the Fund.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include service fees, distribution fees, and sub-transfer agent fees and vary amongst the classes as described more fully in Note 2.

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services - Investment Companies, which is part of the U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

14

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2017

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to any Fund will be paid from the assets of that Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trustees deem fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund.

Organization and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, and legal services in connection with the initial meeting of trustees, and were expensed immediately as incurred. Offering costs consist of the costs of preparation, review and filing with the SEC

15

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2017

the Fund’s registration statement (including the Prospectus and the Statement of Additional Information), the costs of preparation, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and the amounts of associated filing fees and legal fees associated with the offering. Organizational costs and offering costs are subject to the Fund’s expense limitation agreement discussed in Note 2 and offering costs require amortization over twelve months on a straight-line basis from the commencement of operations.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with ARK Investment Management LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $5 billion	0.55%
Next $5 billion	0.525%
Next $10 billion	0.50%
Over $20 billion	0.475%

The Management and Sub-Advisory Fees paid by the Fund for the period ended June 30, 2017 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$5,181
Sub-Advisor Fees	0.55%	8,141

Total	0.90%	$13,322

16

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2017

Distribution Plans

The Fund has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class. Effective April 1, 2017, the Fund terminated the Service Plan for the Y Class.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional Class of the Fund and has agreed to compensate the intermediaries for providing these services. Effective April 1, 2017, the Fund agreed to compensate the intermediaries for providing services to the Y Class. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to the Trust’s Board of Trustees (the “Board”) approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended June 30, 2017, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
ARK Transformational Innovation	$47

As of June 30, 2017, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
ARK Transformational Innovation	$47

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended June 30, 2017, the Manager earned fees on the Fund’s direct and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
ARK Transformational Innovation	$64	$–	$64

17

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2017

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the period ended June 30, 2017, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually and voluntarily* agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the expense cap. During the period ended June 30, 2017, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	1/27/2017 - 6/30/2017	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
ARK Transformational Innovation	Institutional	0.99%	$122,899	$–	2020
ARK Transformational Innovation	Y	1.09%	6,247	–	2020
ARK Transformational Innovation	Investor	1.37%	12,486	–	2020

* See Note 6 for further information.

Of these amounts, $31,676 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at June 30, 2017. The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2020.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a controlling ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of June 30, 2017, based on management’s evaluation of the shareholder account base, one account in the Institutional Class of the Fund has been identified as representing an affiliated controlling ownership of approximately 74%.

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust, each Trustee receives an annual retainer of $120,000, plus $5,000 for each Board of Trustee meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trust according to its respective net assets.

18

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2017

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

The Fund did not hold any Level 2 securities at the period ended June 30, 2017.

4.  Securities and Other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be

19

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2017

converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Bitcoin

The Fund may invest in a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Trust’s bitcoin investments.

Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. As the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Foreign Securities

The Fund may invest in securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing

20

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2017

further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset Selection Risk

Assets selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The sub-advisor’s investment models may rely in part on data derived from third parties and may not perform as intended. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies, in securities denominated in non-U.S. currencies or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies will fluctuate, and may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that traded in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Equity Investment Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

21

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2017

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Non-Diversification Risk

The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

22

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2017

Small and Mid-Capitalization Companies Risk

Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Since small and mid-capitalization companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

Valuation Risk

The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

For the fiscal year ending June 30, 2017, the Fund will rely on the gross income test cure provision provided in Internal Revenue Code Section 851(i) in order to qualify as a RIC. This provision requires the Fund to pay a tax which has been accrued, in the amount of $24,159, on the Fund’s Statement of Operations. The Advisor has voluntarily agreed to reimburse the Fund for this tax expense, so there is no effect to the Fund’s net investment income.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each tax period remains open for four years and is subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. For the period ended June 30, 2017, there were no distributions declared and paid by the Fund.

As of June 30, 2017, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation (depreciation)
ARK Transformational Innovation	$4,074,994	$797,855	$(60,628)	$737,227

Fund	Net unrealized appreciation (depreciation)	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Other temporary differences	Distributable earnings
ARK Transformational Innovation	$737,235	$127,296	$–	$-	$–	$864,531

23

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2017

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current period permanent differences derived from foreign currency reclasses and the offset of ordinary loss with short-term capital gains as of June 30, 2017:

Fund	Paid-in-capital	Undistributed (overdistribution of) net investment income	Accumulated net realized gain (loss)	Net unrealized appreciation (depreciation)
ARK Transformational Innovation	$–	$11,031	$(11,031)	$–

Under the Regulated Investment Company Modernization Act of 2010 (the “RICMOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. For the period ended June 30, 2017, the Fund did not have capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2017 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
ARK Transformational Innovation	$4,678,877	$–	$970,648	$–

A summary of the Fund’s transactions in the USG Select Fund for the period ended June 30, 2017 are as follows:

Fund	Type of Transaction	January 27, 2017 Shares/Fair Value	Purchases	Sales	June 30, 2017 Shares/Fair Value	Dividend Income
ARK Transformational Innovation	Direct	$-	$3,994,943	$3,766,522	$228,421	$400

8.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

Institutional Class
Period Ended June 30, 2017(A)
ARK Transformational Innovation Fund	Shares		Amount
Shares sold	-	(B)	$-	(B)

Net increase in shares outstanding	-		$-

24

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2017

	Y Class
	Period Ended June 30, 2017(A)
ARK Transformational Innovation Fund	Shares		Amount
Shares sold	1,924	(B)	$25,000	(B)

Net increase in shares outstanding	1,924		$25,000

	Investor Class
	Period Ended June 30, 2017(A)
ARK Transformational Innovation Fund	Shares		Amount
Shares sold	74,335	(B)	$951,354	(B)
Shares redeemed	–		(4)

Net increase in shares outstanding	74,335		$951,350

(A) For the period January 27, 2017 through June 30, 2017.

(B) Seed capital was received on January 27th, 2017 in the amount of $2,800,000, $100,000 and $100,000 for the Institutional, Y and Investor Classes, respectively. As a result, shares were issued in the amount of 280,000, 10,000 and 10,000 for the Institutional, Y and Investor Classes, respectively.

9.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

25

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	January 27, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment (loss)	(0.03)
Net gains on investments (both realized and unrealized)	2.90

Total income (loss) from investment operations	2.87

Net asset value, end of period	$12.87

Total returnB	28.70	%C

Ratios and supplemental data:
Net assets, end of period	$3,603,636
Ratios to average net assets:
Expenses, before reimbursements	10.29	%D
Expenses, net of reimbursements	0.99	%D
Net investment (loss), before expense reimbursements	(10.01	)%D
Net investment (loss), net of reimbursements	(0.70	)%D
Portfolio turnover rate	28	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from January 27, 2017 through June 30, 2017.

See accompanying notes

26

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	January 27, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment (loss)	(0.03)
Net gains on investments (both realized and unrealized)	2.90

Total income (loss) from investment operations	2.87

Net asset value, end of period	$12.87

Total returnB	28.70	%C

Ratios and supplemental data:
Net assets, end of period	$153,410
Ratios to average net assets:
Expenses, before reimbursements	14.30	%D
Expenses, net of reimbursements	1.09	%D
Net investment (loss), before expense reimbursements	(14.01	)%D
Net investment (loss), net of reimbursements	(0.81	)%D
Portfolio turnover rate	28	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from January 27, 2017 through June 30, 2017.

See accompanying notes

27

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	January 27, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment (loss)	(0.02)
Net gains on investments (both realized and unrealized)	2.87

Total income (loss) from investment operations	2.85

Net asset value, end of period	$12.85

Total returnB	28.50	%C

Ratios and supplemental data:
Net assets, end of period	$1,083,835
Ratios to average net assets:
Expenses, before reimbursements	12.53	%D
Expenses, net of reimbursements	1.37	%D
Net investment (loss), before expense reimbursements	(12.37	)%D
Net investment (loss), net of reimbursements	(1.21	)%D
Portfolio turnover rate	28	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from January 27, 2017 through June 30, 2017.

See accompanying notes

28

American Beacon ARK Transformational Innovation FundSM

Federal Tax Information

June 30, 2017 (Unaudited)

Federal Tax Information

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year June 30, 2017. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2017.

The Fund paid no distributions for the year ending June 30, 2017.

Shareholders will receive notification in January 2018 of the applicable tax information necessary to prepare their 2017 income tax returns.

29

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Approvals Related to American Beacon ARK Transformational Innovation Fund

At its November 3-4, 2016 meetings, the Board of Trustees (“Board”) considered: (1) the approval of the Management Agreement among American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”), on behalf of the American Beacon ARK Transformational Innovation Fund (formerly known as the American Beacon ARK Disruptive Innovation Fund) (“Fund”), a new series of the Trust, and (2) the approval of a new investment advisory agreement among the Manager, ARK Investment Management LLC (“ARK”), and the Trust, on behalf of the Fund (the “ARK Agreement”).

Approval of American Beacon Advisors, Inc.

Prior to the meeting, the Board reviewed information provided by the Manager in response to requests from the Board in connection with the Board’s consideration of the Management Agreement for the Fund, and the Investment Committee of the Board met with representatives of the Manager. The Board also considered information that had been provided by the Manager to the Board at its May 17, 2016 and June 7-8, 2016 meetings in connection with the review of the current Management Agreement between the Manager and the Trust as it related to the existing series of the Trust (“Existing Funds”).

Provided below is an overview of the primary factors the Board considered at its November 3-4, 2016 meetings at which the Board considered the approval of the Management Agreement with respect to the Fund. In determining whether to approve the Management Agreement, the Board considered, among other things, the following factors with respect to the Fund: (1) the nature and quality of the services to be provided; (2) the potential materiality of the estimated costs to be incurred by the Manager in rendering its services and the resulting profits or losses; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Manager with the Existing Funds; and (6) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Management Agreement, and each Trustee may have afforded different weight to the various factors. Members of the Board’s Investment Committee posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of the Fund.

Nature, Extent and Quality of Services. The Board considered that it had reviewed the Management Agreement between the Manager and the Trust as it relates to the Existing Funds at its May 17, 2016 and June 7-8, 2016 meetings. At those meetings, the Board received detailed information regarding the Manager, including information with respect to the scope of services provided by the Manager to the Existing Funds and the background and experience of the Manager’s key investment personnel. The Board considered representations made by the Manager at the Board’s May 17, 2016 and June 7-8, 2016 meetings regarding the Manager’s disciplined investment approach and goal to provide above average long-term performance on behalf of the Existing Funds and the Manager’s culture of compliance and support for compliance operations that reduces risks to the Existing Funds. The Board considered the Manager’s representation that the advisory, administrative and related services proposed to be provided to the Fund will be consistent with the services provided to the Existing Funds, except that the Fund is a single-manager fund and, therefore, the Manager will not allocate assets among multiple investment advisors, which it does for many of the Existing Funds. The Board also considered that, in connection with its parent company’s minority ownership interest in ARK, the Manager will provide certain support services to ARK from time to time, including certain accounting, legal, compliance and operational services. In addition, the

30

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day oversight of the Fund. Based on the foregoing information, the Board concluded that the nature, extent and quality of the services to be provided by the Manager were appropriate for the Fund.

Investment Performance. The Board considered that the Fund is new and, therefore, had no historical performance for the Board to review with respect to the Manager. The Board also considered that it would review the historical investment performance record relevant to ARK’s investment professionals in connection with its consideration of the ARK Agreement.

Costs of the Services Provided to the Fund and the Profits or Losses to be Realized by the Manager from its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the estimated revenues to be earned and the expenses to be incurred by the Manager with respect to the Fund. The Board also considered that the Manager will receive any fees payable by the Fund pursuant to any future securities lending arrangement. The Board considered the Manager’s representation that its accounting system does not provide for cost allocation, except for those expenses which are specifically identifiable as expenses of the Fund. Accordingly, except for those expenses, the Manager created an allocation of expenses based upon the estimated percentage of time spent by its employees on distribution and non-distribution related business. The Board then considered that, at assumed asset levels, the Manager was projected to incur a pre-tax loss before and after distribution revenues and expenses from its first year of rendering services to the Fund. The Board also considered the amounts of those projected losses.

Comparisons of the amounts to be paid to the Manager under the Management Agreement and other funds in the relevant Morningstar category. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee schedule. The Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement versus the fee rates charged by the Manager to comparable funds. The Board considered that the management fee rate proposed by the Manager for the Fund, on a stand-alone basis, is lower than the average advisory fee rates paid by peer group funds in the Fund’s potential Morningstar, Inc. (“Morningstar”) categories. The Board considered that the management fee rate proposed by the Manager for the Fund, when combined with the proposed advisory fee rate to be paid to ARK, is higher than the average advisory fee rate paid by peer group funds in the Fund’s potential Morningstar categories. In addition, the Board considered that the Manager has agreed to limit the expenses of the Fund through at least October 28, 2018, at levels that are lower than the average expense ratios paid by the peer group funds in the Fund’s potential Morningstar categories with respect to the Fund’s Institutional Class and Y Class, and higher than the average expense ratios paid by the peer group funds with respect to the Fund’s Investor Class. The Board considered the Manager’s representations that the proposed advisory fee rate reflects ARK’s specialized and research-intensive investment process and that ARK has agreed that it will not advise or sub-advise a mutual fund that has investment objectives and strategies that are substantially similar to those of the Fund, subject to certain exceptions. This information assisted the Board in concluding that the management fee rate appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.

Economies of Scale. The Board considered the Manager’s representation that the proposed management fee rate for the Fund contains breakpoints, which the Manager believes properly reflect economies of scale for the benefit of the Fund’s shareholders.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s representation that it does not anticipate any material “fall-out” benefits resulting from its proposed relationship with the Fund, except that the Manager’s overall relationship with the Trust has been and will continue to be a factor in helping the Manager attract separate account business. The Board also considered the potential “fall-out” benefits to the Manager arising from the Manager’s parent company’s minority ownership interest in ARK. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Fund appear to be fair and reasonable.

31

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund or the Manager, as that term is defined in the 1940 Act: (1) concluded that the proposed management fee is fair and reasonable with respect to the Fund; (2) determined that the Fund and its shareholders would benefit from the Manager’s management of the Fund; and (3) approved the Management Agreement on behalf of the Fund.

Approval of ARK Investment Management LLC

Prior to the meeting, the Board reviewed information provided by ARK in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the ARK Agreement, and the Investment Committee of the Board met with representatives of ARK.

Provided below is an overview of the primary factors the Board considered at its November 3-4, 2016 meetings at which the Board considered the approval of the ARK Agreement. In determining whether to approve the ARK Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the investment performance of ARK; (3) the potential materiality of the estimated costs to be incurred by ARK in rendering its services and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (6) comparisons of services and fees with contracts entered into by ARK with other clients; and (7) any other benefits anticipated to be derived by ARK from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the ARK Agreement, and each Trustee may have afforded different weight to the various factors. Members of the Board’s Investment Committee posed questions to various management personnel of ARK regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the ARK Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the ARK Agreement were reasonable and fair and that the approval of the ARK Agreement was in the best interests of the Fund.

Nature, extent and quality of the services to be provided by ARK. The Board considered information regarding ARK’s principal business activities, its reputation, financial condition and overall capabilities to perform the services under the ARK Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the ARK Fund. The Board also considered ARK’s investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board considered ARK’s representation that ARK does not anticipate that its investment process or principal business activities will be impacted by the Manager’s parent company’s minority ownership interest in ARK. The Board also took into consideration the Manager’s recommendation of ARK. The Board considered ARK’s representation regarding the strength of its financial condition and that its current staffing levels were adequate to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by ARK were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the ARK Agreement.

Performance of ARK. The Board evaluated the information provided by ARK and the Manager regarding the performance of the exchange-traded fund currently managed using ARK’s Disruptive Innovation Strategy (the “ARK ETF”) relative to the performance of the S&P 500 Index, the MSCI World Index (Net), the Morningstar Technology category (“Morningstar Category”) and the funds included in the Peer Group that have weightings in the healthcare and technology sectors that are comparable to the Fund (“Morningstar Select Peer Group”). The Board considered ARK’s representation that, for the periods ended September 29, 2016, the ARK ETF outperformed the S&P 500 Index and the MSCI World Index (Net) for the year-to-date and 1-year periods, outperformed the MSCI World Index

32

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

(Net) for the since-inception period (cumulative), and underperformed the S&P 500 Index for the since-inception period (cumulative). The Board also considered the Manager’s representation that the ARK ETF underperformed the Morningstar Category for the 1-year and since-inception periods (annualized) ended September 30, 2016, and both outperformed and underperformed various individual funds included in the Morningstar Select Peer Group for the same periods. Based on the foregoing information, the Board concluded that the historical investment performance record of ARK supported approval of the ARK Agreement.

Comparisons of the amounts to be paid under the ARK Agreement with those under contracts between ARK and its other clients. In evaluating the ARK Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by ARK on behalf of the Fund. The Board considered that ARK’s investment advisory fee rate under the ARK Agreement would be paid to ARK by the Fund. The Board considered ARK’s representation that the advisory fee rate proposed for the Fund is the same as the fee rate charged to the ARK ETF for comparable services. The Board also considered the Manager’s representation that the fee rates are the same to mitigate any potential conflicts of interest that could arise from the Manager’s parent company’s minority ownership interest in ARK. In addition, the Board considered the Manager’s representation that, although the combined management and advisory fee rate to be paid to the Manager and ARK was higher than the average advisory fee rate paid by peer group funds in the Morningstar Category and Morningstar Select Peer Group, the Manager has agreed to limit the expenses of the Fund through at least October 28, 2018, at levels that are lower than the average expense ratio paid by the peer group funds in the Morningstar Category and Morningstar Select Peer Group with respect to the Fund’s Institutional Class and Y Class, and higher than the average expense ratio paid by those peer group funds with respect to the Fund’s Investor Class. The Board considered the Manager’s representations that the proposed advisory fee rate reflects ARK’s specialized and research-intensive investment process and that ARK has agreed that it will not advise or sub-advise a mutual fund that has investment objectives and strategies that are substantially similar to those of the Fund, subject to certain exceptions. After evaluating this information, the Board concluded that ARK’s advisory fee rate under the ARK Agreement was reasonable in light of the services to be provided to the Fund.

Costs of the services to be provided and profits to be realized by ARK and its affiliates from its relationship with the Fund. The Board considered ARK’s representation that ARK believes that it will operate at a loss with respect to the Fund until the Fund reaches $90 million in assets under management.

Economies of Scale. The Board considered ARK’s representation that the fee schedule proposed for the Fund, which includes breakpoints, reflects economies of scale as asset growth occurs.

Benefits to be derived by ARK from the relationship with the Fund. The Board considered ARK’s representation that it is not aware of any “fall-out” benefits that would accrue to ARK from its relationship with the Fund. However, the Board considered ARK’s representation that ARK could benefit directly or indirectly from its relationship with the Fund if ARK engages in soft dollar transactions with respect to the Fund. Based on the foregoing information, the Board concluded that the potential benefits accruing to ARK by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or ARK, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and that the approval of the ARK Agreement is in the best interests of the Fund and approved the ARK Agreement.

33

Trustees and Officers of the American Beacon FundsSM (Unaudited)

The Trustees and officers of the American Beacon Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. The address of each person listed below is 220 Las Colinas Boulevard East, Suite 1200, Irving, Texas 75039. Each Trustee oversees thirty-four funds in the fund complex that includes the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (80)	Trustee since 1996	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Trustee, American Beacon Mileage Funds (1996-2012); Trustee, American Beacon Select Funds (1999-Present); Trustee, American Beacon Master Trust (1996-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

NON-INTERESTED

TRUSTEES

Gilbert G. Alvarado (47)	Trustee since 2015	Director, Kura MD, Inc. (local telehealth organization) (2015-present); Vice President & CFO, Sierra Health Foundation (health conversion private foundation) (2006-Present); Vice President & CFO, Sierra Health Foundation: Center for Health Program Management (California public benefit corporation) (2012-Present); Director, Innovative North State (2012-2015); Director, Sacramento Regional Technology Alliance (2011-2016); Director, Women’s Empowerment (2009-2014); Director, Valley Healthcare Staffing (2017–present); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Joseph B. Armes (55)	Trustee since 2015	Chairman & CEO, CSW Industrials f/k/a Capital Southwest Corporation (investment company) (2015-Present); Chairman of the Board of Capital Southwest Corporation, predecessor to CSW Industrials, Inc. (2014-present) (investment company); CEO, Capital Southwest Corporation (2013-2015); President & CEO, JBA Investment Partners (family investment vehicle) (2010-Present); Director and Chair of Audit Committee, RSP Permian (oil and gas producer) (2013-Present); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Gerard J. Arpey (58)	Trustee since 2012	Director, The Home Depot, Inc. (2015-Present); Partner, Emerald Creek Group (private equity firm) (2011-Present); Director, S.C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Brenda A. Cline (56)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Director, Range Resources Corporation (oil and natural gas company) (2015-Present); Director, Tyler Technologies, Inc. (public sector software solutions company) (2014-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Eugene J. Duffy (62)	Trustee since 2008	Managing Director, Institutional Services, Intercontinental Real Estate Corporation (2014-Present); Principal and Executive Vice President, Paradigm Asset Management (1994-2014); Director, Sunrise Bank of Atlanta (2008-2013); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

34

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
TRUSTEES (CONT.)	Term

Thomas M. Dunning (74)	Trustee since 2008	Chairman Emeritus, Lockton Dunning Benefits (consulting firm in employee benefits) (2008–Present); Board Director, Oncor Electric Delivery Company LLC (2007-Present); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Richard A. Massman (73)	Trustee since 2004 Chairman since 2008	Consultant and General Counsel Emeritus, Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (2009-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Barbara J. McKenna, CFA (54)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present).

R. Gerald Turner (71)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Trustee, American Beacon Mileage Funds (2001-2012); Trustee, American Beacon Select Funds (2001-Present); Trustee, American Beacon Master Trust (2001-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

OFFICERS

Gene L. Needles, Jr. (62)	President since 2009 Executive Vice President since 2009	President, CEO and Director, American Beacon Advisors, Inc. (2009-Present); President, CEO and Director, Resolute Investment Managers, Inc. (2015-Present); President, CEO and Director, Resolute Acquisition, Inc. (2015-Present); President, CEO and Director, Resolute Topco, Inc. (2015-Present), President & CEO, Resolute Investment Holdings, LLC (2015-Present); President, CEO and Director, Lighthouse Holdings, Inc. (2009-2015); President and CEO, Lighthouse Holdings Parent, Inc. (2009-2015); Manager, President and CEO, American Private Equity Management, LLC (2012-Present); President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Director, Chairman, President and CEO, Alpha Quant Advisors, LLC (2016-Present); Director, ARK Investment Management LLC (2016-Present); Director, Shapiro Capital Management LLC (2017-Present); Member, Investment Advisory Committee, Employees Retirement System of Texas (2017-Present); Trustee, American Beacon NextShares Trust (2015-Present); President. American Beacon Select Funds (2009-Present); President, American Beacon Mileage Funds (2009-2012); President, American Beacon Master Trust (2009–2012); President, American Beacon Institutional Funds Trust (2017-Present).

Rosemary K. Behan (58)	VP, Secretary and Chief Legal Officer since 2006	Vice President and Secretary, American Beacon Advisors, Inc. (2006-Present); Secretary, Resolute Investment Holdings, LLC (2015-Present) Secretary, Resolute Investment Managers, Inc. (2015-Present); Secretary, Resolute Topco, Inc. (2015-Present); Secretary, Resolute Acquisition, Inc. (2015–Present); Secretary, Lighthouse Holdings, Inc. (2008-2015); Secretary, Lighthouse Holdings Parent, Inc. (2008-2015); Secretary, American Private Equity Management, LLC (2008-Present); Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Secretary, Alpha Quant Advisors, LLC (2016-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Select Funds (2006-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Mileage Funds (2006-2012); Chief Legal Officer, Vice President and Secretary, American Beacon Master Trust (2006-2012); Chief Legal Officer, Vice President and Secretary, American Beacon Institutional Funds Trust (2017-Present).

35

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term

Brian E. Brett (57)	VP since 2004	Senior Vice President (2012-Present) and Vice President (2004-2012), American Beacon Advisors, Inc.; Vice President, American Beacon Select Funds (2004-Present); Vice President, American Beacon Mileage Funds (2004-2012); Vice President, American Beacon Master Trust (2004-2012); Vice President, American Beacon Institutional Funds Trust (2017-Present).

Paul B. Cavazos (48)	VP since 2016	Senior Vice President, American Beacon Advisors, Inc. (2016-Present); Chief Investment Officer and Assistant Treasurer, DTE Energy (2007-2016); Vice President, American Beacon Select Funds (2016-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present).

Erica Duncan (47)	VP Since 2011	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Mileage Funds (2011-2012); Vice President, American Beacon Master Trust (2011-2012); Vice President, American Beacon Institutional Funds Trust (2017-Present).

Melinda G. Heika (56)	Treasurer since 2010	Treasurer, American Beacon Advisors, Inc. (2010-Present); Resolute Investment Managers, Inc. (2015-Present); Treasurer, Resolute Acquisition, Inc. (2015-Present); Treasurer, Resolute Topco, Inc. (2015-Present); Treasurer, Resolute Investment Holdings, LLC. (2015-Present); Treasurer, Lighthouse Holdings, Inc. (2010-2015); Treasurer, Lighthouse Holdings Parent Inc., (2010-2015); Treasurer, American Private Equity Management, LLC (2012-Present); Director and Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Treasurer, American Beacon Select Funds (2010-Present); Treasurer, American Beacon Mileage Funds (2010-2012); Treasurer, American Beacon Master Trust (2010-2012); Treasurer, American Beacon Institutional Funds Trust (2017-Present).

Terri L. McKinney (53)	VP since 2010	Vice President (2009-Present) and Managing Director (2003-2009), American Beacon Advisors, Inc.; Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, American Beacon Select Funds (2010-Present); Vice President, American Beacon Mileage Funds (2010-2012); Vice President, American Beacon Master Trust (2010-2012); Vice President, American Beacon Institutional Funds Trust (2017-Present).

Jeffrey K. Ringdahl (42)	VP since 2010	Senior Vice President (2013-Present), Vice President (2010-2013), and Director (2015-Present), American Beacon Advisors, Inc.; Vice President, American Beacon Select Funds (2010-Present); Vice President, American Beacon Mileage Funds (2010-2012); Vice President, American Beacon Master Trust (2010-2012); Senior Vice President (2012-Present) and Manager (2015-Present), American Private Equity Management, LLC; Senior Vice President, Lighthouse Holdings, Inc. (2013-2015); Senior Vice President, Lighthouse Holdings Parent, Inc. (2013-2015); Director and Vice President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Trustee, American Beacon NextShares Trust (2015-Present); Director and Senior Vice Present, Resolute Investment Holdings, LLC (2015-Present); Director and Senior Vice President, Resolute Topco, Inc. (2015-Present); Director and Senior Vice President, Resolute Acquisition, Inc. (2015-Present); Director and Senior Vice President, Resolute Investment Managers, Inc. (2015-Present); Director, Executive Vice President and Chief Operating Officer, Alpha Quant Advisors, LLC (2016-Present); Vice President, American Beacon Institutional Funds Trust (2017-President); Director, Shapiro Capital Management, LLC (2017-Present).

36

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term

Samuel J. Silver (54)	VP Since 2011	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Mileage Funds (2011-2012); Vice President, American Beacon Master Trust (2011-2012); American Beacon Institutional Funds Trust (2011-Present).

Christina E. Sears (45)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, American Beacon Advisors, Inc. (2004-Present); Chief Compliance Officer, American Private Equity Management, LLC (2012-Present); Chief Compliance Officer and Vice President, Alpha Quant Advisors, LLC (2016-Present); Chief Compliance Officer (2004-Present) and Assistant Secretary (1999-Present), American Beacon Select Funds; Chief Compliance Officer (2004-2012) and Assistant Secretary (1999-2012), American Beacon Mileage Funds; Chief Compliance Officer (2004-2012) and Assistant Secretary (1999-2012), American Beacon Master Trust; Chief Compliance Officer and Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present).

Sonia L. Bates (60)	Asst. Treasurer since 2011	Assistant Treasurer, American Beacon Advisors, Inc. (2011-Present); Assistant Treasurer, Resolute Investment Managers, Inc. (2015-Present); Assistant Treasurer, Resolute Acquisition, Inc. (2015-Present); Assistant. Treasurer, Resolute Topco, Inc. (2015-Present); Assistant Treasurer, Resolute Investment Holdings, LLC.; Assistant Treasurer, Lighthouse Holdings, Inc. (2011-2015); Assistant Treasurer, Lighthouse Holdings Parent Inc. (2011-2015); Assistant Treasurer, American Private Equity Management, LLC (2012-Present); Assistant Treasurer, American Beacon Select Funds (2011-Present); Assistant Treasurer American Beacon Mileage Funds (2011-2012); Assistant Treasurer, American Beacon Master Trust (2011-2012); Assistant Treasurer, American Beacon Institutional Funds Trust (2017-Present).

Shelley D. Abrahams (42)	Assistant Secretary since 2008	Assistant Secretary, American Beacon Advisors, Inc. (2008-Present); Assistant Secretary, American Beacon Select Funds (2008-Present); Assistant Secretary, American Beacon Mileage Funds (2008-2012); Assistant Secretary, American Beacon Master Trust (2008-2012); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present).

Rebecca L. Harris (50)	Assistant Secretary since 2010	Vice President, American Beacon Advisors, Inc. (2016-Present); Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Assistant Secretary, American Beacon Select Funds (2010-Present); Assistant Secretary, American Beacon Mileage Funds (2010-2012); Assistant Secretary, American Beacon Master Trust (2010-2012); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present).

Diana N. Lai (41)	Assistant Secretary since 2012	Assistant Secretary, American Beacon Advisors, Inc. (2012-Present); Assistant Secretary, American Beacon Select Funds (2012-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present).

Teresa A. Oxford (58)	Assistant Secretary since 2015	Assistant Secretary, American Beacon Advisors, Inc. (2015-Present); Assistant Secretary, Alpha Quant Advisors, LLC (2016-Present); Assistant Secretary, American Beacon Select Funds (2015-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present).

* As of 11/12/2014, the Board adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 75.

** Mr. Feld is deemed to be an “interested person” of the Trusts, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to one or more of the Trust’s sub-advisors.

37

American Beacon FundsSM

Privacy Policy

June 30, 2017 (Unaudited)

The American Beacon Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

38

This page intentionally left blank.

39

This page intentionally left blank.

40

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www. sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, MA	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon ARK Transformational Innovation Fund are service marks of American Beacon Advisors, Inc.

AR 6/17

American Beacon FUNDS

2017 ANNUAL REPORT

June 30, 2017

TWENTYFOUR STRATEGIC INCOME FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

TWENTYFOUR STRATEGIC INCOME FUND

Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Investments in high yield securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2017

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we are proud to offer a broad range of equity, fixed-income and alternative mutual fund products for institutions and individuals. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced portfolio managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our clients and shareholders meet their long-term financial goals.

Institutional wisdom, enduring value. Since our inception as a pension fiduciary in 1986, American Beacon has focused on identifying and overseeing institutional investment managers and portfolio risk management. In 1987, we leveraged our size and experience to launch a series of sub-advised, multi-manager mutual funds providing individual investors access to many of the same institutional managers as our pension clients. Following the financial crisis in 2008, we saw that investors were looking for unique solutions from managers who were not necessarily mainstream. In 2010, we began offering mutual funds from single managers with distinctive investment styles or asset classes. As we continue to expand our family of funds, our solutions-based approach provides innovative investments.

Guiding principles. Our “manager of managers” philosophy is built on a long-standing history of innovative thinking, discipline and consistency in applying our solutions-based approach. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style or market strategy – whether through a single sub-advisor or a combination of sub-advisors. Because we take our fiduciary responsibilities very seriously, our thorough manager evaluation and selection process is rigorous and ongoing. Our guiding principles – predictability, style consistency, competitive pricing and long-term relationships – provide a strong foundation for our due-diligence process. Our broad range of mutual funds helps investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with asset managers who have adhered to their disciplined processes for many years and through multiple market cycles.

Focus on asset protection and risk mitigation. We strive to provide innovative, long-term products without gimmicks. From offering some of the first multi-manager funds, one of the first retirement-income funds and the first open-end mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process to help protect assets and mitigate risk.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

Global Bond Market Overview

June 30, 2017 (Unaudited)

During the 12-month period ended June 30, 2017, the global bond market, as measured by the investment-grade Bloomberg Barclays Global Aggregate Index (“Global Aggregate Index”), returned -2.18%.

The period began with trillions of dollars in sovereign bonds trading at negative yields following years of extraordinary quantitative easing by many central banks. Investors had also been wary of investing in a number of countries and opted for low, or negative, returns in exchange for certainty. During the past year, however, investors sent yields higher when they began to sense a stabilizing economic outlook and the potential for monetary policy normalization.

Of the central banks around the world, the Federal Reserve (“the Fed”) has been the most explicit about raising interest rates and reducing balance-sheet holdings. Following its first rate hike in December 2015, the Fed raised rates again in December 2016, March 2017 and June 2017 – and followed with rhetoric of more rate hikes and balance-sheet reductions to come. Recently, the European Central Bank began to hint at tighter monetary policy, and growth in China also appears to have stabilized. While yields still ended the period quite low, they were off the historic lows of mid-2016.

Among sectors, high-quality Sovereign issues suffered the most during the period, returning -4.85%, as interest rates rose across the globe. The Government-Related sector comprising agency issuance also struggled, returning 0.06% as investors embraced the risk-on sentiment. The investment-grade Corporate sector led performance, returning 2.67% as credit spreads narrowed and fundamentals improved. Commodity-sensitive issuers, including those in the Energy and Metals sectors, led the outperformance given stabilizing commodity prices, economic growth and related optimism in China.

Political uncertainty was also a prominent theme early in the period, which ultimately ended on a quiet note despite uncertainty during the year regarding the elections in the U.S., France and Germany that followed the U.K. vote to leave the European Union. Fortunately, these events came on the heels of years of monetary policy accommodation, and the disruption to fundamentals was relatively minor. The U.S. election outcome was viewed as being market positive and French elections concluded with a moderate president. Overall, global equity markets performed well during the period.

Outside of the Global Aggregate Index, inflation-linked bonds performed reasonably well, returning 0.91%, as the improved outlook led investors to seek protection from potential inflationary pressures.

Capital Securities, issued primarily by the Financials sector, outperformed during the period, returning 8.66%, in response to improved capital levels in the Bank and Insurance sectors and the prospect of higher interest rates.

High-Yield issues were the strongest performers overall, returning 11.89%, as investors flocked to the incremental yield in the wake of rising rates and narrowing credit spreads.

2

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

June 30, 2017 (Unaudited)

The Investor Class of the American Beacon TwentyFour Strategic Income Fund (the “Fund”) returned 2.48% since inception on April 3, 2017 through June 30, 2017, compared to the Fund’s primary index, Bloomberg Barclays Global Aggregate Index (the “Index”), return of 2.46%, and secondary index, BofA Merrill Lynch 3 Month LIBOR Constant Maturity Index, return of 0.26% for the same period.

Comparison of Change in Value of a $10,000 Investment for the period from 4/3/2017 through 6/30/2017

Total Returns for the Period ended June 30, 2017
	Ticker	Since Inception 4/3/2017	Value of $10,000 04/03/2017- 06/30/2017
Institutional Class (1,3)	TFGIX	2.58%	$10,258
Y Class (1,3)	TFGYX	2.58%	$10,258
Investor Class (1,3)	TFGPX	2.48%	$10,248
Ultra Class (1,3)	TFGYX	2.58%	$10,258

Bloomberg Barclays Global Aggregate Index (2)		2.46%	$10,246
BofA Merrill Lynch 3 Month LIBOR Constant Maturity Index (2)		0.26%	$10,026

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www. americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.	The BofA Merrill Lynch 3 Month LIBOR Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (at a yield equal to the current day fixing rate) and rolled into a new instrument. The Bloomberg Barclays Global Aggregate Index tracks the performance of global investment-grade debt, including treasury, government-related, corporate and securitized fixed-rate bonds, denominated in local currencies from developed and emerging markets issuers. Securities must have at least one year until final maturity, or average life as applicable, and must meet minimum issue size criteria. One cannot directly invest in an index.

3

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

June 30, 2017 (Unaudited)

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, and Ultra Class shares were 0.87%, 0.97%, 1.24% and 0.84%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Geo-political events threatened markets during the second quarter of 2017 with President Trump’s defeat in his attempt to repeal the Affordable Care Act and threat of impeachment over the saga of FBI Director James Comey. In Europe, concern ahead of the French presidential election spooked markets as far left candidate Jean-Luc Melenchon and right-wing Marine Le Pen threatened to upset the status quo. While that election ended well with centrist Emmanuel Macron’s victory, the United Kingdom’s inconclusive election result added to uncertainty over the Brexit negotiations.

Politics aside, the focus for the Fund remains on central bank activity. The Federal Reserve announced its third rate hike in six months and, although the data was relatively mixed, the U.S. Treasury curve edged higher during the period. Mario Draghi startled European markets by saying reflationary dynamics were slowly taking hold. Despite volatility in the government markets, credit spreads narrowed as the strong technical backdrop continued to support the market.

The Fund was positioned to take advantage of the continuation of credit spread tightening, the ‘Brexit premium’ and the technical support in the European ABS (“Asset-Backed Securities”), Insurance and in the Additional tier-1 sector (AT1) of bank capital (all sizable allocations in the Fund). Encouragingly, the restructurings of three European banks during the period were correctly viewed by market participants as idiosyncratic events, and no contagion spread across the wider sector.

Every sector of the Fund contributed positively to performance during the period. European Bank AT1 and Subordinated Insurance holdings produced the highest returns, while the European sector of the ABS market contributed as well. The Fund maintained an attractive yield and a relatively short duration to protect against the potential of rising interest rates due to central bank actions.

The sub-advisor’s investment process incorporates both top-down asset allocation and rigorous bottom-up credit analysis in a highly flexible approach to take advantage of prevailing market conditions as they change over time. This investment process has remained consistent since the Fund’s inception.

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 1.125%, Due 6/15/2018		6.5
Portugal Obrigacoes do Tesouro OT, 4.125%, Due 4/14/2027		2.9
Jubilee CLO B.V., 4.668%, Due 1/15/2028		2.8
Australia Government Bond, 5.750%, Due 5/15/2021		2.0
CNP Assurances, 7.375%, Due 9/30/2041		1.9
Jubilee CLO B.V., 8.400%, Due 10/15/2029		1.8
Cabot Financial Luxembourg S.A., 7.500%, Due 10/1/2023		1.7
Paragon Group of Cos PLC, 8.000%, Due 9/9/2026		1.7
Garfunkelux Holdco 3 S.A., 8.500%, Due 11/1/2022		1.7
Barclays PLC, 7.250%, Due 3/15/2023		1.7

Total Fund Holdings	76

Sector Allocation (% Fixed Income)
Financial		47.8
Asset-Backed Obligations		11.8
Energy		7.2
U.S. Treasury Obligations		6.7
Consumer, Cyclical		5.8
Communications		5.1
Foreign Government Obligations		5.0
Basic Materials		3.6
Consumer, Non-Cyclical		3.2
Collateralized Mortgage Obligations		1.6
Industrial		1.2
Utilities		1.0

4

American Beacon TwentyFour Strategic Income FundSM

Expense Examples

June 30, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from April 3, 2017 through June 30, 2017.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

5

American Beacon TwentyFour Strategic Income FundSM

Expense Examples

June 30, 2017(Unaudited)

American Beacon TwentyFour Strategic Income Fund
	Beginning Account Value 4/3/2017	Ending Account Value 6/30/2017	Expenses Paid During Period 4/3/2017-6/30/2017*
Institutional Class
Actual	$1,000.00	$1,025.80	$1.78
Hypothetical**	$1,000.00	$1,010.40	$1.76
Y Class
Actual	$1,000.00	$1,024.80	$2.02
Hypothetical**	$1,000.00	$1,010.20	$2.01
Investor Class
Actual	$1,000.00	$1,024.80	$2.69
Hypothetical**	$1,000.00	$1,009.50	$2.67
Ultra Class
Actual	$1,000.00	$1,025.80	$1.70
Hypothetical**	$1,000.00	$1,010.50	$1.69

*	Expenses are equal to the Fund’s annualized expense ratios for the period of 0.72%, 0.82%, 1.09%, and 0.69% for the Institutional, Y, Investor, and Ultra Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (89) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

6

American Beacon TwentyFour Strategic Income FundSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon TwentyFour Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of the American Beacon TwentyFour Strategic Income Fund (one of the series constituting American Beacon Funds, hereafter referred to as the “Fund”) as of June 30, 2017, and the results of its operations, the changes in its net assets and its financial highlights for the period April 3, 2017 (commencement of operations) through June 30, 2017, and in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of June 30, 2017 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies were not received, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 29, 2017

7

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2017

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 10.26%
Basic Materials - 0.92%
Blue Cube Spinco, Inc., 10.000%, Due 10/15/2025		$120,000	$147,900

Communications - 1.50%
CSC Holdings LLC, 10.875%, Due 10/15/2025A		200,000	240,750

Consumer, Cyclical - 3.35%
American Greetings Corp., 7.875%, Due 2/15/2025A		125,000	135,156
JC Penney Corp., Inc.,
5.650%, Due 6/1/2020		50,000	49,375
5.875%, Due 7/1/2023A		150,000	148,875
PetSmart, Inc.,
7.125%, Due 3/15/2023A		150,000	133,500
5.875%, Due 6/1/2025A		75,000	72,281

			539,187

Consumer, Non-Cyclical - 1.78%
CHS/Community Health Systems, Inc.,
7.125%, Due 7/15/2020		50,000	48,688
6.250%, Due 3/31/2023		75,000	77,426
Nature’s Bounty Co., 7.625%, Due 5/15/2021A		150,000	159,375

			285,489

Energy - 2.71%
Antero Resources Corp., 5.125%, Due 12/1/2022		75,000	75,164
Cheniere Corpus Christi Holdings LLC, 7.000%, Due 6/30/2024		100,000	111,250
EP Energy LLC / Everest Acquisition Finance, Inc., 8.000%, Due 11/29/2024A		175,000	174,562
Ultra Resources, Inc., 6.875%, Due 4/15/2022A		75,000	74,438

			435,414

Total Corporate Obligations (Cost $1,661,152)			1,648,740

FOREIGN CORPORATE OBLIGATIONS - 62.01%
Basic Materials - 2.54%
Lecta S.A., 6.500%, Due 8/1/2023B	EUR	170,000	204,975
Suzano Austria GmbH, 7.000%, Due 3/16/2047A		200,000	203,000

			407,975

Communications - 3.45%
Intelsat Jackson Holdings S.A., 8.000%, Due 2/15/2024A		175,000	188,563
VTR Finance B.V., 6.875%, Due 1/15/2024B		200,000	212,000
Wind Acquisition Finance S.A., 7.000%, Due 4/23/2021B	EUR	130,000	154,478

			555,041

Consumer, Cyclical - 2.25%
Intralot Capital Luxembourg S.A., 6.000%, Due 5/15/2021B	EUR	100,000	116,956
New Look Secured Issuer PLC, 6.500%, Due 7/1/2022B	GBP	120,000	114,907
Pizzaexpress Financing 2 PLC, 6.625%, Due 8/1/2021B	GBP	100,000	129,444

			361,307

Consumer, Non-Cyclical - 1.33%
Kernel Holding S.A., 8.750%, Due 1/31/2022B		200,000	214,240

Energy - 4.28%
Gazprom OAO Via Gaz Capital S.A., 4.250%, Due 4/6/2024B	GBP	120,000	161,119
Petrobras Global Finance B.V., 6.250%, Due 12/14/2026	GBP	100,000	132,323
Petroleos Mexicanos, 3.750%, Due 2/21/2024B	EUR	120,000	141,881
Transocean Phoenix 2 Ltd., 7.750%, Due 10/15/2024A		237,500	252,344

			687,667

See accompanying notes

8

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2017

	Principal Amount*		Fair Value

Foreign Corporate Obligations - 62.01% (continued)
Financial - 46.11%
Aareal Bank AG, 7.625%, Due 11/29/2049B C	EUR	200,000	$240,994
Assicurazioni Generali SpA, 6.416%, Due 2/8/2022C	GBP	100,000	142,683
AXA S.A., 6.463%, Due 12/14/2018B C		$145,000	149,077
Banco Bilbao Vizcaya Argentaria S.A., 8.875%, Due 4/14/2021B C	EUR	200,000	261,548
Banco Mercantil del Norte S.A., 6.875%, Due 12/31/2099A C		200,000	200,000
Banco Santander S.A., 6.750%, Due 4/25/2022B C	EUR	200,000	245,277
Barclays PLC, 7.250%, Due 3/15/2023B C	GBP	200,000	274,798
BNP Paribas S.A., 6.500%, Due 6/29/2049		200,000	204,154
Bracken MidCo1 PLC, 10.500%, Due 11/15/2021, PIKB	GBP	100,000	139,231
Cabot Financial Luxembourg S.A., 7.500%, Due 10/1/2023B	GBP	200,000	280,678
CNP Assurances, 7.375%, Due 9/30/2041B C	GBP	200,000	306,589
Coventry Building Society, 6.375%, Due 11/1/2019B C	GBP	200,000	262,756
Credit Suisse Group AG, 7.500%, Due 12/11/2023B C		200,000	224,258
ELM BV for Swiss Reinsurance Co., Ltd., 6.302%, Due 3/29/2049B C	GBP	100,000	140,555
Garfunkelux Holdco 3 S.A., 8.500%, Due 11/1/2022B	GBP	200,000	278,529
Hiscox Ltd., 6.125%, Due 11/24/2045B C	GBP	120,000	176,128
Intesa Sanpaolo SpA, 5.017%, Due 6/26/2024A		200,000	202,831
Intrum Justitia AB, 3.125%, Due 7/15/2024A	EUR	100,000	113,722
Jerrold Finco PLC, 6.125%, Due 1/15/2024B	GBP	150,000	197,909
Legal & General Group PLC, 5.875%, Due 4/1/2019C	GBP	120,000	165,712
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043B C	GBP	150,000	208,566
Lloyds Bank PLC, 13.000%, Due 1/21/2029C	GBP	100,000	244,405
Nationwide Building Society, 6.875%, Due 6/20/2019B C	GBP	200,000	267,570
Paragon Group of Cos PLC, 7.250%, Due 9/9/2026B C	GBP	200,000	279,171
Pension Insurance Corp., PLC, 8.000%, Due 11/23/2026B	GBP	150,000	223,696
Phoenix Group Holdings, 6.625%, Due 12/18/2025	GBP	150,000	223,857
Rothesay Life PLC, 8.000%, Due 10/30/2025B	GBP	150,000	218,714
Royal Bank of Scotland Group PLC,
7.092%, Due 9/29/2017B C	EUR	50,000	54,428
7.640%, Due 9/30/2017, Series UC		100,000	96,000
Scottish Widows Ltd., 5.500%, Due 6/16/2023B	GBP	100,000	145,832
Shawbrook Group PLC, 8.500%, Due 10/28/2025B	GBP	150,000	204,342
Society of Lloyd’s, 4.875%, Due 2/7/2047B C	GBP	100,000	140,514
Standard Chartered PLC, 7.750%, Due 12/29/2049B C		200,000	214,750
Turkiye Garanti Bankasi A/S, 5.875%, Due 3/16/2023B		200,000	206,888
UniCredit International Bank Luxembourg S.A., 8.593%, Due 6/27/2018B C	GBP	150,000	205,624
Virgin Money Holdings UK PLC, 8.750%, Due 12/29/2049B C	GBP	200,000	272,629

			7,414,415

Industrial - 1.13%
ARD Finance S.A., 6.625%, Due 9/15/2023, PIK	EUR	150,000	181,730

Utilities - 0.92%
Enel SpA, 7.750%, Due 9/10/2075B C	GBP	100,000	147,828

Total Foreign Corporate Obligations (Cost $9,471,212)			9,970,203

FOREIGN GOVERNMENT OBLIGATIONS - 4.88%
Australia Government Bond, 5.750%, Due 5/15/2021, Series 124B	AUD	365,000	318,809
Portugal Obrigacoes do Tesouro OT, 4.125%, Due 4/14/2027A B	EUR	374,000	466,019

Total Foreign Government Obligations (Cost $780,802)			784,828

ASSET-BACKED OBLIGATIONS - 11.36%
Dryden 44 Euro CLO B.V., 6.500%, Due 7/15/2030, 2015-44X EB D	EUR	150,000	172,358
GLG Euro CLO II DAC,
6.550%, Due 1/15/2030, 2X EB D	EUR	200,000	230,154
8.750%, Due 1/15/2030, 2X FB D	EUR	200,000	229,286

See accompanying notes

9

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2017

	Principal Amount*		Fair Value

Asset-Backed Obligations - 11.36% (continued)
Jubilee CLO B.V., 4.668%, Due 1/15/2028, 2014-14X EB D	EUR	400,000	$453,632
8.400%, Due 10/15/2029, 2016-17A FA D	EUR	250,000	286,694
St Pauls CLO II Ltd., 5.500%, Due 2/15/2030, 2X ERNEB D	EUR	200,000	225,395
Tymon Park CLO Ltd., 5.700%, Due 1/21/2029, 1X DB D	EUR	200,000	228,780

Total Asset-Backed Obligations (Cost $1,704,378)			1,826,299

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.55% (Cost $236,576)
Warwick Finance Residential Mortgages No Two PLC, 2.786%, Due 9/21/2049, 2 FB D	GBP	200,000	248,529

U.S. TREASURY OBLIGATIONS - 6.52% (Cost $1,049,588)
U.S. Treasury Notes/Bonds, 1.125%, Due 6/15/2018		$1,050,000	1,048,318

	Shares
SHORT-TERM INVESTMENTS - 5.34% (Cost $858,955)
Investment Companies - 5.34%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.87%E F		858,955	858,955

TOTAL INVESTMENTS - 101.92% (Cost $15,762,663)			16,385,872
OTHER LIABILITIES, NET OF ASSETS - (1.92%)			(308,060)

TOTAL NET ASSETS - 100.00%			$16,077,812

Percentages are stated as a percent of net assets.

*In U.S. Dollars unless otherwise noted.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,052,110 or 18.98% of net assets. The Fund has no right to demand registration of these securities.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Variable rate represents the rate at period end.

D The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

E The Fund is affiliated by having the same investment advisor.

F 7-day effective yield.

CLO - Collateralized Loan Obligation.

LLC - Limited Liability Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

Forward Currency Contracts Open on June 30, 2017:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	EUR	113,996	7/6/2017	SSB	$2,576	$-	$2,576
Buy	GBP	164,776	7/6/2017	SSB	4,530	-	4,530
Sell	EUR	3,349,771	7/6/2017	SSB	-	(40,730)	(40,730)
Sell	GBP	6,479,027	7/6/2017	SSB	-	(61,706)	(61,706)
Sell	AUD	254	7/6/2017	SSB	-	(6)	(6)
Sell	AUD	3,489	7/6/2017	SSB	-	(61)	(61)
Sell	GBP	113,051	7/6/2017	SSB	-	(3,047)	(3,047)
Sell	EUR	605,183	7/6/2017	SSB	-	(13,432)	(13,432)
Sell	EUR	115,920	7/6/2017	SSB	-	(2,371)	(2,371)

					$7,106	$(121,353)	$(114,247)

See accompanying notes

10

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2017

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co

Currency Abbreviations:
AUD	Australian Dollar
EUR	Euro
GBP	British Pound

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2017, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$1,648,740	$-	$1,648,740
Foreign Corporate Obligations	-	9,970,203	-	9,970,203
Foreign Government Obligations	-	784,828	-	784,828
Asset-Backed Obligations	-	1,826,299	-	1,826,299
Collateralized Mortgage Obligations	-	248,529	-	248,529
U.S. Treasury Obligations	-	1,048,318	-	1,048,318
Short-Term Investments	858,955	-	-	858,955

Total Investments in Securities - Assets	$858,955	$15,526,917	$-	$16,385,872

Financial Derivative Instruments - Assets
Forward Currency Contracts	$-	$7,106	$-	$7,106

Total Financial Derivative Instruments - Assets	$-	$7,106	$-	$7,106

Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$-	$(121,353)	$-	$(121,353)

Total Financial Derivative Instruments - Liabilities	$-	$(121,353)	$-	$(121,353)

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended June 30, 2017, there were no transfers between levels.

See accompanying notes

11

American Beacon TwentyFour Strategic Income FundSM

Statement of Assets and Liabilities

June 30, 2017

Assets:
Investments in unaffiliated securities, at fair value†	$15,526,917
Investments in affiliated securities, at fair value‡	858,955
Foreign currency, at fair value^	279,516
Interest receivable	258,261
Receivable for investments sold	4,699
Receivable for fund shares sold	89,950
Receivable for tax reclaims	1,944
Receivable for expense reimbursement (Note 2)	69,405
Deferred offering costs	24,104
Unrealized appreciation from forward currency contracts	7,106
Prepaid expenses	54,895

Total assets	17,175,752

Liabilities:
Payable for investments purchased	870,307
Management and investment advisory fees payable	8,564
Transfer agent fees payable (Note 2)	1,807
Custody and fund accounting fees payable	30,097
Professional fees payable	61,397
Unrealized depreciation from forward currency contracts	121,353
Other liabilities	4,415

Total liabilities	1,097,940

Net assets	$16,077,812

Analysis of net assets:
Paid-in-capital	$15,459,168
Undistributed net investment income	100,153
Accumulated net realized (loss)	(118)
Unrealized appreciation of investments	623,209
Unrealized (depreciation) of foreign currency transactions	(104,600)

Net assets	$16,077,812

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	10,087

Y Class	64,681

Investor Class	23,646

Ultra Class	1,482,733

Net assets:
Institutional Class	$102,562

Y Class	$657,411

Investor Class	$240,201

Ultra Class	$15,077,638

Net asset value, offering and redemption price per share:
Institutional Class	$10.17

Y Class	$10.16

Investor Class	$10.16

Ultra Class	$10.17

† Cost of investments in unaffiliated securities	$14,903,708
‡ Cost of investments in affiliated securities	$858,955
^ Cost of foreign currency	$269,307

See accompanying notes

12

American Beacon TwentyFour Strategic Income FundSM

Statement of Operations

For the period ended June 30, 2017A

Investment income:
Dividend income from affiliated securities	$770
Interest income	204,126

Total investment income	204,896

Expenses:
Management and investment advisory fees (Note 2)	24,711
Transfer agent fees:
Institutional Class (Note 2)	1,129
Y Class (Note 2)	1,166
Investor Class	1,430
Ultra Class	1,257
Custody and fund accounting fees	30,097
Professional fees	87,827
Registration fees and expenses	18,954
Service fees (Note 2):
Investor Class	68
Prospectus and shareholder report expenses	3,259
Trustee fees	242
Other expenses	5,697

Total expenses	175,837

Net fees waived and expenses reimbursed (Note 2)	(149,855)

Net expenses	25,982

Net investment income	178,914

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	58,455
Purchased options contracts	(12,524)
Foreign currency transactions	(358,142)
Change in net unrealized appreciation (depreciation) of:
Investments	623,209
Foreign currency transactions	(104,600)

Net gain from investments	206,398

Net increase in net assets resulting from operations	$385,312

A Commencement of operations, April 3, 2017 through June 30, 2017.

See accompanying notes

13

American Beacon TwentyFour Strategic Income FundSM

Statement of Changes in Net Assets

	From April 3, 2017A to June 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$178,914
Net realized (loss) from investments, purchased options and foreign currency transactions	(312,211)
Change in net unrealized appreciation (depreciation) of investments and foreign currency transactions	518,609

Net increase in net assets resulting from operations	385,312

Distributions to Shareholders:
Return of Capital:
Institutional Class	(877)
Y Class	(877)
Investor Class	(877)
Ultra Class	(128,902)

Net distributions to shareholders	(131,533)

Capital Share Transactions:
Proceeds from sales of shares	692,500
Reinvestment of dividends and distributions	131,533

Net increase in net assets from capital share transactions	824,033

Net increase in net assets	1,077,812

Net Assets:
Beginning of period	15,000,000	B

End of Period*	$16,077,812

*Includes undistributed net investment income	$100,153

A Commencement of operations.
B Seed capital.

See accompanying notes

14

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940 (the “Act”) as a non-diversified, open-end management investment company. As of June 30, 2017, the Trust consists of thirty-two active series, one of which is presented in this filing: American Beacon TwentyFour Strategic Income Fund (the “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

New Accounting Pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and its impact, if any, on the Fund’s Financial Statements.

Class Disclosure

April 3, 2017 is the inception date of the Institutional, Y, Investor, and Ultra classes of the Fund.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500
Ultra	Large institutional investors - sold directly or through intermediary channels.	$350,000,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service fees, distribution fees, and sub-transfer agent fees and vary amongst the classes as described more fully in Note 2.

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services - Investment Companies, which is part of the U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a

15

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable. For the period ended June 30, 2017, the Fund did not have commission recapture income.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to any Fund will be paid from the assets of that Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trustees deem fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund.

Organization and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, and legal services in connection with the initial meeting of trustees, and were expensed immediately as incurred. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement (including the Prospectus and the Statement of Additional Information), the costs

16

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

of preparation, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and the amounts of associated filing fees and legal fees associated with the offering. Organizational costs and offering costs are subject to the Fund’s expense limitation agreement discussed in Note 2 and offering costs require amortization over twelve months on a straight-line basis from the commencement of operations.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with TwentyFour Asset Management (US) LP (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $1 billion	0.32%
Over $1 billion	0.27%

The Management and Sub-Advisory Fees paid by the Fund for the period ended June 30, 2017 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$12,909
Sub-Advisor Fees	0.32%	11,802

Total	0.67%	$24,711

Distribution Plans

The Fund has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan

17

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

authorizes the management and administrative services fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to the Trust’s Board of Trustees (the “Board”) approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended June 30, 2017, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
TwentyFour Strategic Income	$37

As of June 30, 2017, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
TwentyFour Strategic Income	$37

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended June 30, 2017, the Manager earned fees totaling $109 on the Fund’s direct investments in the USG Select Fund.

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating funds. During the period ended June 30, 2017, the Fund did not utilize the credit facility.

18

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the expense cap. During the period ended June 30, 2017, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of
Fund	Class	1/27/2017 - 6/30/2017	Reimbursed Expenses	(Recouped) Expenses	Reimbursed Expenses
TwentyFour Strategic Income	Institutional	0.72%	$2,109	$–	2020
TwentyFour Strategic Income	Y	0.82%	2,569	–	2020
TwentyFour Strategic Income	Investor	1.09%	2,461	–	2020
TwentyFour Strategic Income	Ultra	0.69%	142,716	–	2020

Of these amounts, $69,405 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at June 30, 2017. The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2020.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a controlling ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of June 30, 2017, based on management’s evaluation of the shareholder account base, one account in the Ultra class of the Fund has been identified as representing an affiliated controlling ownership of approximately 94%.

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust, each Trustee receives an annual retainer of $120,000, plus $5,000 for each Board of Trustee meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $5,000 fee each quarter for his attendance at the committee meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trust according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield,

19

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (ADRs) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are

20

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4.  Securities and Other Investments

Foreign Debt Securities

The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

21

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Illiquid and Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended June 30, 2017 are disclosed in the Notes to the Schedule of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Asset-Backed Securities

Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund is permitted to invest in asset-backed securities, subject to the Fund’s rating and quality requirements.

22

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Payment-In-Kind Securities

The Fund may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statement of Assets and Liabilities.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund, as a writer of an option has no control over whether the underlying instrument may be sold (call)

23

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

During the period ended June 30, 2017, the TwentyFour Strategic Income Fund purchased/sold options primarily for return enhancement and hedging. For the reporting period there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

Straddle Options

The Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Forward Currency Contracts

The Fund may enter into forward currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

During the period ended June 30, 2017, the TwentyFour Strategic Income Fund entered into forward currency exchange contracts primarily for return enhancement and hedging.

The Fund’s forward currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amount Outstanding Period Ended June 30, 2017
Fund	Purchased Contracts	Sold Contracts
TwentyFour Strategic Income	$278,772	$10,666,695

24

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of June 30, 2017:

	Derivatives not accounted for as hedging instruments
Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward currency contracts	$–	$7,106	$–	$–	$–	$7,106

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized (depreciation) of forward currency contracts	$–	$(121,353)	$–	$–	$–	$(121,353)

The effect of financial derivative instruments on the Statement of Operations as of June 30, 2017:

	Derivatives not accounted for as hedging instruments
Realized gain (loss) of derivatives recognized as a result of operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Net realized gain (loss) from options and swaptions contracts	$–	$(12,524)	$–	$–	$–	$(12,524)
Net realized gain (loss) from foreign currency transactions	–	(370,540)	–	–	–	(370,540)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Change in net unrealized appreciation (depreciation) from foreign currency transactions	$–	$(114,247)	$–	$–	$–	$(114,247)

(1) See Note 3 in the Notes to Financial Statments for additional information.

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in over-the-counter (“OTC”) derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities, including CMOs, are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. A

25

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

decline in the credit quality of the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund.

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non- U.S. currencies, non-U.S. currency futures contracts and swaps for cross-currency investments. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Forward Currency Contracts Risk

Forward currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at

26

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward currency contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward currency contract.

Interest Rate Risk

The Fund is subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate in December 2016, marking only the second such interest rate hike in nearly a decade. The Federal Reserve has signaled additional increases in 2017. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well. Significant upward pressure on domestic interest rates and a corresponding widening of credit spreads could negatively impact the market price of emerging debt investments.

Liquidity Risk

Liquidity risk is the risk that the Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which the Fund currently value them. For example, certain investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. The Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Fund. In some cases, due to unanticipated levels of illiquidity the Fund may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase,

27

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Market Timing Risk

Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific types of securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Non-Diversification Risk

The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Fund invest in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Sovereign and Quasi Sovereign Debt Risk

The Fund normally will have significant investments in sovereign and quasi-sovereign debt securities. These investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market

28

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, Federal Home Loan Bank (“FHLB”), Federal Farm Credit Bank (“FFCB”), and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

Variable and Floating Rate Securities Risk

The interest rates payable on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk.

As short-term interest rates decline, interest payable on floating-rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating-rate securities typically increases. Changes in the interest rates of floating-rate securities may lag behind changes in market rates or may have limits on the maximum rate change for a given period of time. The value of floating-rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2017.

Offsetting of Financial and Derivative Assets as of June 30, 2017:
	Assets	Liabilities
Forward Currency Contracts	$7,106	$121,353

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$7,106	$121,353

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2017:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
State Street Bank & Trust Co	$7,106	$(121,353)	$-	$-	$(114,247)

29

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each tax period remains open for four years and remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

TwentyFour Strategic Income
Period Ended June 30, 2017
Tax Return of Capital:
Institutional Class	$877
Y Class	877
Investors Class	877
Ultra	128,902

Total distributions paid	$131,533

As of June 30, 2017 the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation (depreciation)
TwentyFour Strategic Income	$15,762,782	$672,177	$(49,087)	$623,090

Fund	Net unrealized appreciation (depreciation)	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Other temporary differences	Distributable earnings
TwentyFour Strategic Income	$618,644	$-	$-	$-	$-	$618,644

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains (losses) on certain derivative instruments, and straddles.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

30

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

Accordingly, the following amounts represent current period permanent differences derived from foreign currency reclasses, non-utilization of net operating losses, net operating losses used to offset short-term capital gains, and return of capital distributions as of June 30, 2017:

Fund	Paid-in-capital	Undistributed (overdistribution of) net investment income	Accumulated net realized gain (loss)	Net unrealized appreciation (depreciation)
TwentyFour Strategic Income	$(364,865)	$52,772	$312,093	$-

Under the Regulated Investment Company Modernization Act of 2010 (the “RICMOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the year ended June 30, 2017, the Fund did not have capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended June 30, 2017 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
TwentyFour Strategic Income	$16,287,400	$2,709,876	$2,474,463	$1,659,222

A summary of the Fund’s transactions in the USG Select Fund for the period ended June 30, 2017 were as follows:

Fund	Type of Transaction	April 3, 2017 Shares/Fair Value	Purchases	Sales	June 30, 2017 Shares/Fair Value	Dividend Income
TwentyFour Strategic Income	Direct	$-	$16,021,324	$15,162,369	$858,955	$770

9.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Period Ended June 30, 2017(A)
TwentyFour Strategic Income Fund	Shares		Amount
Shares sold	-	(B)	$-	(B)
Reinvestment of dividends	87		877

Net (decrease) in shares outstanding	87		$877

	Y Class
	Period Ended June 30, 2017(A)
TwentyFour Strategic Income Fund	Shares		Amount
Shares sold	54,594	(B)	$554,700	(B)
Reinvestment of dividends	87		877

Net (decrease) in shares outstanding	54,681		$555,577

31

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

June 30, 2017

	Investor Class
	Period Ended June 30, 2017(A)
TwentyFour Strategic Income Fund	Shares		Amount
Shares sold	13,559	(B)	$137,800	(B)
Reinvestment of dividends	87		877

Net (decrease) in shares outstanding	13,646		$138,677

	Ultra Class
	Period Ended June 30, 2017(A)
TwentyFour Strategic Income Fund	Shares		Amount
Shares sold	-	(B)	$-	(B)
Reinvestment of dividends	12,733		128,902

Net (decrease) in shares outstanding	12,733		$128,902

(A) For the period April 3, 2017 through June 30, 2017.

(B) Seed capital was received on April 3, 2017 in the amount of $100,000, $100,000, $100,000, and $14,700,000 for the Institutional, Y, Investor, and Ultra Classes, respectively. As a result, shares were issued in the amounts of 10,000, 10,000, 10,000, and 1,470,000 for the Institutional, Y, Investor, and Ultra Classes, respectively.

10.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

32

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	April 3, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.20
Net gains on investments (both realized and unrealized)	0.06

Total income (loss) from investment operations	0.26

Less distributions:
Tax return of capitalB	(0.09)

Total distributions	(0.09)

Net asset value, end of period	$10.17

Total returnC	2.58	%D

Ratios and supplemental data:
Net assets, end of period	$102,562
Ratios to average net assets:
Expenses, before reimbursements	9.14	%E
Expenses, net of reimbursements	0.72	%E
Net investment (loss), before expense reimbursements	(3.68	)%E
Net investment income, net of reimbursements	4.74	%E
Portfolio turnover rate	27	%F

	Y Class
	April 3, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.11
Net gains on investments (both realized and unrealized)	0.14

Total income (loss) from investment operations	0.25

Less distributions:
Tax return of capitalB	(0.09)

Total distributions	(0.09)

Net asset value, end of period	$10.16

Total returnC	2.48	%D

Ratios and supplemental data:
Net assets, end of period	$657,411
Ratios to average net assets:
Expenses, before reimbursements	7.64	%E
Expenses, net of reimbursements	0.82	%E
Net investment (loss), before expense reimbursements	(2.94	)%E
Net investment income, net of reimbursements	3.88	%E
Portfolio turnover rate	27	%F

A	Commencement of operations.
B	Return of capital is calculated based on shares outstanding at the time of the distribution.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from April 3, 2017 through June 30, 2017.

33

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	April 3, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.14
Net gains on investments (both realized and unrealized)	0.11

Total income (loss) from investment operations	0.25

Less distributions:
Tax return of capitalB	(0.09)

Total distributions	(0.09)

Net asset value, end of period	$10.16

Total returnC	2.48	%D

Ratios and supplemental data:
Net assets, end of period	$240,201
Ratios to average net assets:
Expenses, before reimbursements	10.00	%E
Expenses, net of reimbursements	1.09	%E
Net investment (loss), before expense reimbursements	(4.86	)%E
Net investment income, net of reimbursements	4.06	%E
Portfolio turnover rate	27	%F

	Ultra
	April 3, 2017A to June 30, 2017
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.21
Net gains on investments (both realized and unrealized)	0.05

Total income (loss) from investment operations	0.26

Less distributions:
Tax return of capitalB	(0.09)

Total distributions	(0.09)

Net asset value, end of period	$10.17

Total returnC	2.58	%D

Ratios and supplemental data:
Net assets, end of period	$15,077,638
Ratios to average net assets:
Expenses, before reimbursements	4.61	%E
Expenses, net of reimbursements	0.69	%E
Net investment income, before expense reimbursements	0.84	%E
Net investment income, net of reimbursements	4.77	%E
Portfolio turnover rate	27	%F

A	Commencement of operations.
B	Return of capital is calculated based on shares outstanding at the time of the distribution.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from April 3, 2017 through June 30, 2017.

34

American Beacon TwentyFour Strategic Income FundSM

Federal Tax Information

June 30, 2017 (Unaudited)

Federal Tax Information

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year June 30, 2017. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2017.

The Fund did not designate any distributions as short-term or long-term capital gains distributions for the year ended June 30, 2017.

Shareholders will receive notification in January 2018 of the applicable tax information necessary to prepare their 2017 income tax returns.

35

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Approvals Related to American Beacon TwentyFour Strategic Income Fund

At its February 27-28, 2017 meetings, the Board of Trustees (“Board”) considered: (1) the approval of the Management Agreement among the American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”), on behalf of the American Beacon TwentyFour Strategic Income Fund (“TwentyFour Fund”), a new series of the Trust, and (2) the approval of a new investment advisory agreement among the Manager, TwentyFour Asset Management (US) LP (“TwentyFour”), and the Trust, on behalf of the TwentyFour Fund (the “TwentyFour Agreement”).

Approval of American Beacon Advisors, Inc.

Prior to the meeting, the Board reviewed information provided by the Manager in response to requests from the Board in connection with the Board’s consideration of the Management Agreement for the TwentyFour Fund, and the Investment Committee of the Board met with representatives of the Manager. The Board also considered information that had been provided by the Manager to the Board at its May 17, 2016 and June 7-8, 2016 meetings in connection with the review of the current Management Agreement between the Manager and the Trust as it related to the existing series of the Trust (“Existing Funds”).

Provided below is an overview of the primary factors the Board considered at its February 27-28, 2017 meetings at which the Board considered the approval of the Management Agreement with respect to the TwentyFour Fund. In determining whether to approve the Management Agreement, the Board considered, among other things, the following factors with respect to the TwentyFour Fund: (1) the nature and quality of the services to be provided; (2) the potential materiality of the estimated costs to be incurred by the Manager in rendering its services and the resulting profits or losses; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Manager with the Existing Funds; and (6) any other benefits derived or anticipated to be derived by the Manager from its relationship with the TwentyFour Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Management Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of the TwentyFour Fund.

Nature, Extent and Quality of Services. The Board considered that it had reviewed the Management Agreement between the Manager and the Trust as it relates to the Existing Funds at its May 17, 2016 and June 7-8, 2016 meetings. At those meetings, the Board received detailed information regarding the Manager, including information with respect to the scope of services provided by the Manager to the Existing Funds and the background and experience of the Manager’s key investment personnel. The Board considered representations made by the Manager at the Board’s May 17, 2016 and June 7-8, 2016 meetings regarding the Manager’s disciplined investment approach and goal to provide above average long-term performance on behalf of the Existing Funds and the Manager’s culture of compliance and support for compliance operations that reduces risks to the Existing Funds. The Board considered the Manager’s representation that the advisory, administrative and related services proposed to be provided to the TwentyFour Fund will be consistent with the services provided to the Existing Funds, except that the Fund is a single-manager fund and, therefore, the Manager will not allocate assets among multiple investment advisors, which it does for many of the Existing Funds. In addition, the Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day oversight of the TwentyFour Fund. Based on the foregoing information, the Board concluded that the nature, extent and quality of the services to be provided by the Manager were appropriate for the TwentyFour Fund.

36

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Investment Performance. The Board considered that the TwentyFour Fund is new and, therefore, had no historical performance for the Board to review with respect to the Manager. The Board also considered that it would review the historical investment performance record relevant to TwentyFour’s investment professionals in connection with its consideration of the TwentyFour Agreement.

Costs of the Services Provided to the TwentyFour Fund and the Profits or Losses to be Realized by the Manager from its Relationship with the TwentyFour Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the estimated revenues to be earned and the expenses to be incurred by the Manager with respect to the TwentyFour Fund. The Board also considered that the Manager will receive certain fees related to securities lending, to the extent the TwentyFour Fund engages in securities lending activities. The Board considered the Manager’s representation that its accounting system does not provide for cost allocation, except for those expenses which are specifically identifiable as expenses of the TwentyFour Fund. Accordingly, except for those expenses, the Manager created an allocation of expenses based upon the estimated percentage of time spent by its employees on distribution and non-distribution related business. The Board then considered that, at assumed asset levels, the Manager was projected to incur a pre-tax profit before distribution revenues and expenses and a pre-tax loss after distribution revenues and expenses from its first year of rendering services to the TwentyFour Fund. The Board also considered the amounts of those projected profits and losses.

Comparisons of the amounts to be paid to the Manager under the Management Agreement and other funds in the relevant Morningstar category. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee schedule. The Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement versus the fee rates charged by the Manager to comparable funds. The Board considered that the management fee rate proposed by the Manager for the TwentyFour Fund, on a stand-alone basis, is lower than the average advisory fee rates paid by peer group funds in the TwentyFour Fund’s potential Morningstar category. The Board considered that the management fee rate proposed by the Manager for the TwentyFour Fund, when combined with the proposed advisory fee rate to be paid to TwentyFour, is higher than the average advisory fee rate paid by peer group funds in the Fund’s potential Morningstar category. In addition, the Board considered that the Manager has agreed to limit the expenses of the TwentyFour Fund through at least October 28, 2018, at levels that are at or below the average expense ratios paid by the peer group funds in the TwentyFour Fund’s potential Morningstar category with respect to the TwentyFour Fund’s Institutional Class, Y Class and Ultra Class, and higher than the average expense ratios paid by the peer group funds with respect to the TwentyFour Fund’s Investor Class and T Class. This information assisted the Board in concluding that the management fee rate appeared to be within a reasonable range for the services to be provided to the TwentyFour Fund, in light of all the factors considered.

Economies of Scale. The Board considered the Manager’s representation that the proposed management fee rate for the TwentyFour Fund contains breakpoints, which the Manager believes properly reflect economies of scale for the benefit of the TwentyFour Fund’s shareholders.

Benefits Derived from the Relationship with the TwentyFour Fund. The Board considered the Manager’s representation that it does not expect to benefit from the float on any TwentyFour Fund monies, but that the Manager will benefit from the TwentyFour Fund’s investment of its cash sweep accounts and securities lending collateral in the American Beacon U.S. Government Money Market Select Fund, a series of the American Beacon Select Funds. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the TwentyFour Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the TwentyFour Fund or the Manager, as that term is defined in the 1940 Act: (1) concluded that the proposed management fee is fair and reasonable with respect to the TwentyFour Fund; (2) determined that the TwentyFour Fund and its shareholders would benefit from the Manager’s management of the TwentyFour Fund; and (3) approved the Management Agreement on behalf of the TwentyFour Fund.

37

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Approval of TwentyFour Asset Management (US) LP

Prior to the meeting, the Board reviewed information provided by TwentyFour in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the TwentyFour Agreement, and the Investment Committee of the Board met with representatives of TwentyFour.

Provided below is an overview of the primary factors the Board considered at its February 27-28, 2017 meetings at which the Board considered the approval of the TwentyFour Agreement. In determining whether to approve the TwentyFour Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the investment performance of TwentyFour; (3) the potential materiality of the estimated costs to be incurred by TwentyFour in rendering its services and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (6) comparisons of services and fees with contracts entered into by TwentyFour with other clients; and (7) any other benefits anticipated to be derived by TwentyFour from its relationship with the TwentyFour Fund.

The Board did not identify any particular information that was most relevant to its consideration of the TwentyFour Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the TwentyFour Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the TwentyFour Agreement were reasonable and fair and that the approval of the TwentyFour Agreement was in the best interests of the TwentyFour Fund.

Nature, extent and quality of the services to be provided by TwentyFour. The Board considered information regarding TwentyFour’s principal business activities, its reputation, financial condition and overall capabilities to perform the services under the TwentyFour Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the TwentyFour Fund. The Board also considered TwentyFour’s investment resources, infrastructure and the adequacy of its compliance program. The Board also took into consideration the Manager’s recommendation of TwentyFour. The Board considered TwentyFour’s representation regarding the strength of its financial condition and that its current staffing levels were adequate to service the TwentyFour Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by TwentyFour were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the TwentyFour Agreement.

Performance of TwentyFour. The Board evaluated the information provided by TwentyFour and the Manager regarding the performance of TwentyFour’s Global Unconstrained Composite (“TwentyFour Composite”) relative to the performance of the Bloomberg Barclays Global Aggregate Index (“Bloomberg Index”), the BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Index (“BofA Index”), the IA Sterling Strategic Bond peer group (“IA Peer Group”), the Multisector Bond Morningstar category (“Multisector Bond Category”) and the funds included in the Multisector Bond Category that have a sizable allocation to non-U.S. issuers (“Multisector Bond Select Peer Group”). The Board considered TwentyFour’s representation that, for the periods ended December 31, 2016, the TwentyFour Composite outperformed the Bloomberg Index and the IA Peer Group for the 1-, 3- and 5-year and since-inception periods. The Board considered the Manager’s representation that, for the periods ended January 31, 2017, the TwentyFour Composite outperformed the BofA Index for the 1-, 3- and 5-year and since-inception periods, outperformed the Multisector Bond Category for the 3- and 5-year and since-inception periods, underperformed the Multisector Bond Category for the 1-year period, and both outperformed and underperformed various individual funds included in the Multisector Bond Select Peer Group. Based on the foregoing information, the Board concluded that the historical investment performance record of TwentyFour supported approval of the TwentyFour Agreement.

38

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Comparisons of the amounts to be paid under the TwentyFour Agreement with those under contracts between TwentyFour and its other clients. In evaluating the TwentyFour Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by TwentyFour on behalf of the Fund. The Board considered that TwentyFour’s investment advisory fee rate under the TwentyFour Agreement would be paid to TwentyFour by the Fund. The Board considered TwentyFour’s representation that, although TwentyFour does not have a standard fee schedule, the advisory fee rate proposed for the TwentyFour Fund is below the range of advisory fee rates for other similar mandates as of December 31, 2016. After evaluating this information, the Board concluded that TwentyFour’s advisory fee rate under the TwentyFour Agreement was reasonable in light of the services to be provided to the TwentyFour Fund.

Costs of the services to be provided and profits to be realized by TwentyFour and its affiliates from its relationship with the TwentyFour Fund. The Board did not consider the costs of the services to be provided and profits to be realized by TwentyFour from its relationship with the TwentyFour Fund, noting instead the arm’s length nature of the relationship between the Manager and TwentyFour with respect to the negotiation of the advisory fee rate on behalf of the TwentyFour Fund.

Economies of Scale. The Board considered TwentyFour’s representation that the fee schedule proposed for the TwentyFour Fund, which includes breakpoints, reflects economies of scale as asset growth occurs.

Benefits to be derived by TwentyFour from the relationship with the TwentyFour Fund. The Board considered TwentyFour’s representation that it does not make use of “soft dollar” or commission sharing arrangements and, thus, is not aware of any “fall-out” benefits that would accrue to TwentyFour from its relationship with the TwentyFour Fund.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the TwentyFour Fund, the Manager or TwentyFour, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and that the approval of the TwentyFour Agreement is in the best interests of the TwentyFour Fund and approved the TwentyFour Agreement.

39

Trustees and Officers of the American Beacon FundsSM (Unaudited)

The Trustees and officers of the American Beacon Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. The address of each person listed below is 220 Las Colinas Boulevard East, Suite 1200, Irving, Texas 75039. Each Trustee oversees thirty-four funds in the fund complex that includes the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (80)	Trustee since 1996	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Trustee, American Beacon Mileage Funds (1996-2012); Trustee, American Beacon Select Funds (1999-Present); Trustee, American Beacon Master Trust (1996-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

NON-INTERESTED

TRUSTEES

Gilbert G. Alvarado (47)	Trustee since 2015	Director, Kura MD, Inc. (local telehealth organization) (2015-present); Vice President & CFO, Sierra Health Foundation (health conversion private foundation) (2006-Present); Vice President & CFO, Sierra Health Foundation: Center for Health Program Management (California public benefit corporation) (2012-Present); Director, Innovative North State (2012-2015); Director, Sacramento Regional Technology Alliance (2011-2016); Director, Women’s Empowerment (2009-2014); Director, Valley Healthcare Staffing (2017–present); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Joseph B. Armes (55)	Trustee since 2015	Chairman & CEO, CSW Industrials f/k/a Capital Southwest Corporation (investment company) (2015-Present); Chairman of the Board of Capital Southwest Corporation, predecessor to CSW Industrials, Inc. (2014-present) (investment company); CEO, Capital Southwest Corporation (2013-2015); President & CEO, JBA Investment Partners (family investment vehicle) (2010-Present); Director and Chair of Audit Committee, RSP Permian (oil and gas producer) (2013-Present); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Gerard J. Arpey (58)	Trustee since 2012	Director, The Home Depot, Inc. (2015-Present); Partner, Emerald Creek Group (private equity firm) (2011-Present); Director, S.C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Brenda A. Cline (56)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Director, Range Resources Corporation (oil and natural gas company) (2015-Present); Director, Tyler Technologies, Inc. (public sector software solutions company) (2014-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Eugene J. Duffy (62)	Trustee since 2008	Managing Director, Institutional Services, Intercontinental Real Estate Corporation (2014-Present); Principal and Executive Vice President, Paradigm Asset Management (1994-2014); Director, Sunrise Bank of Atlanta (2008-2013); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

40

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
TRUSTEES (CONT.)	Term

Thomas M. Dunning (74)	Trustee since 2008	Chairman Emeritus, Lockton Dunning Benefits (consulting firm in employee benefits) (2008–Present); Board Director, Oncor Electric Delivery Company LLC (2007-Present); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Richard A. Massman (73)	Trustee since 2004 Chairman since 2008	Consultant and General Counsel Emeritus, Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (2009-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

Barbara J. McKenna, CFA (54)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present).

R. Gerald Turner (71)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Trustee, American Beacon Mileage Funds (2001-2012); Trustee, American Beacon Select Funds (2001-Present); Trustee, American Beacon Master Trust (2001-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present).

OFFICERS

Gene L. Needles, Jr. (62)	President since 2009 Executive Vice President since 2009	President, CEO and Director, American Beacon Advisors, Inc. (2009-Present); President, CEO and Director, Resolute Investment Managers, Inc. (2015-Present); President, CEO and Director, Resolute Acquisition, Inc. (2015-Present); President, CEO and Director, Resolute Topco, Inc. (2015-Present), President & CEO, Resolute Investment Holdings, LLC (2015-Present); President, CEO and Director, Lighthouse Holdings, Inc. (2009-2015); President and CEO, Lighthouse Holdings Parent, Inc. (2009-2015); Manager, President and CEO, American Private Equity Management, LLC (2012-Present); President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Director, Chairman, President and CEO, Alpha Quant Advisors, LLC (2016-Present); Director, ARK Investment Management LLC (2016-Present); Director, Shapiro Capital Management LLC (2017-Present); Member, Investment Advisory Committee, Employees Retirement System of Texas (2017-Present); Trustee, American Beacon NextShares Trust (2015-Present); President. American Beacon Select Funds (2009-Present); President, American Beacon Mileage Funds (2009-2012); President, American Beacon Master Trust (2009–2012); President, American Beacon Institutional Funds Trust (2017-Present).

Rosemary K. Behan (58)	VP, Secretary and Chief Legal Officer since 2006	Vice President and Secretary, American Beacon Advisors, Inc. (2006-Present); Secretary, Resolute Investment Holdings, LLC (2015-Present) Secretary, Resolute Investment Managers, Inc. (2015-Present); Secretary, Resolute Topco, Inc. (2015-Present); Secretary, Resolute Acquisition, Inc. (2015–Present); Secretary, Lighthouse Holdings, Inc. (2008-2015); Secretary, Lighthouse Holdings Parent, Inc. (2008-2015); Secretary, American Private Equity Management, LLC (2008-Present); Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Secretary, Alpha Quant Advisors, LLC (2016-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Select Funds (2006-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Mileage Funds (2006-2012); Chief Legal Officer, Vice President and Secretary, American Beacon Master Trust (2006-2012); Chief Legal Officer, Vice President and Secretary, American Beacon Institutional Funds Trust (2017-Present).

41

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term

Brian E. Brett (57)	VP since 2004	Senior Vice President (2012-Present) and Vice President (2004-2012), American Beacon Advisors, Inc.; Vice President, American Beacon Select Funds (2004-Present); Vice President, American Beacon Mileage Funds (2004-2012); Vice President, American Beacon Master Trust (2004-2012); Vice President, American Beacon Institutional Funds Trust (2017-Present).

Paul B. Cavazos (48)	VP since 2016	Senior Vice President, American Beacon Advisors, Inc. (2016-Present); Chief Investment Officer and Assistant Treasurer, DTE Energy (2007-2016); Vice President, American Beacon Select Funds (2016-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present).

Erica Duncan (47)	VP Since 2011	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Mileage Funds (2011-2012); Vice President, American Beacon Master Trust (2011-2012); Vice President, American Beacon Institutional Funds Trust (2017-Present).

Melinda G. Heika (56)	Treasurer since 2010	Treasurer, American Beacon Advisors, Inc. (2010-Present); Resolute Investment Managers, Inc. (2015-Present); Treasurer, Resolute Acquisition, Inc. (2015-Present); Treasurer, Resolute Topco, Inc. (2015-Present); Treasurer, Resolute Investment Holdings, LLC. (2015-Present); Treasurer, Lighthouse Holdings, Inc. (2010-2015); Treasurer, Lighthouse Holdings Parent Inc., (2010-2015); Treasurer, American Private Equity Management, LLC (2012-Present); Director and Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Treasurer, American Beacon Select Funds (2010-Present); Treasurer, American Beacon Mileage Funds (2010-2012); Treasurer, American Beacon Master Trust (2010-2012); Treasurer, American Beacon Institutional Funds Trust (2017-Present).

Terri L. McKinney (53)	VP since 2010	Vice President (2009-Present) and Managing Director (2003-2009), American Beacon Advisors, Inc.; Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, American Beacon Select Funds (2010-Present); Vice President, American Beacon Mileage Funds (2010-2012); Vice President, American Beacon Master Trust (2010-2012); Vice President, American Beacon Institutional Funds Trust (2017-Present).

Jeffrey K. Ringdahl (42)	VP since 2010	Senior Vice President (2013-Present), Vice President (2010-2013), and Director (2015-Present), American Beacon Advisors, Inc.; Vice President, American Beacon Select Funds (2010-Present); Vice President, American Beacon Mileage Funds (2010-2012); Vice President, American Beacon Master Trust (2010-2012); Senior Vice President (2012-Present) and Manager (2015-Present), American Private Equity Management, LLC; Senior Vice President, Lighthouse Holdings, Inc. (2013-2015); Senior Vice President, Lighthouse Holdings Parent, Inc. (2013-2015); Director and Vice President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Trustee, American Beacon NextShares Trust (2015-Present); Director and Senior Vice Present, Resolute Investment Holdings, LLC (2015-Present); Director and Senior Vice President, Resolute Topco, Inc. (2015-Present); Director and Senior Vice President, Resolute Acquisition, Inc. (2015-Present); Director and Senior Vice President, Resolute Investment Managers, Inc. (2015-Present); Director, Executive Vice President and Chief Operating Officer, Alpha Quant Advisors, LLC (2016-Present); Vice President, American Beacon Institutional Funds Trust (2017-President); Director, Shapiro Capital Management, LLC (2017-Present).

42

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term

Samuel J. Silver (54)	VP Since 2011	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Mileage Funds (2011-2012); Vice President, American Beacon Master Trust (2011-2012); American Beacon Institutional Funds Trust (2011-Present).

Christina E. Sears (45)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, American Beacon Advisors, Inc. (2004-Present); Chief Compliance Officer, American Private Equity Management, LLC (2012-Present); Chief Compliance Officer and Vice President, Alpha Quant Advisors, LLC (2016-Present); Chief Compliance Officer (2004-Present) and Assistant Secretary (1999-Present), American Beacon Select Funds; Chief Compliance Officer (2004-2012) and Assistant Secretary (1999-2012), American Beacon Mileage Funds; Chief Compliance Officer (2004-2012) and Assistant Secretary (1999-2012), American Beacon Master Trust; Chief Compliance Officer and Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present).

Sonia L. Bates (60)	Asst. Treasurer since 2011	Assistant Treasurer, American Beacon Advisors, Inc. (2011-Present); Assistant Treasurer, Resolute Investment Managers, Inc. (2015-Present); Assistant Treasurer, Resolute Acquisition, Inc. (2015-Present); Assistant. Treasurer, Resolute Topco, Inc. (2015-Present); Assistant Treasurer, Resolute Investment Holdings, LLC.; Assistant Treasurer, Lighthouse Holdings, Inc. (2011-2015); Assistant Treasurer, Lighthouse Holdings Parent Inc. (2011-2015); Assistant Treasurer, American Private Equity Management, LLC (2012-Present); Assistant Treasurer, American Beacon Select Funds (2011-Present); Assistant Treasurer American Beacon Mileage Funds (2011-2012); Assistant Treasurer, American Beacon Master Trust (2011-2012); Assistant Treasurer, American Beacon Institutional Funds Trust (2017-Present).

Shelley D. Abrahams (42)	Assistant Secretary since 2008	Assistant Secretary, American Beacon Advisors, Inc. (2008-Present); Assistant Secretary, American Beacon Select Funds (2008-Present); Assistant Secretary, American Beacon Mileage Funds (2008-2012); Assistant Secretary, American Beacon Master Trust (2008-2012); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present).

Rebecca L. Harris (50)	Assistant Secretary since 2010	Vice President, American Beacon Advisors, Inc. (2016-Present); Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Assistant Secretary, American Beacon Select Funds (2010-Present); Assistant Secretary, American Beacon Mileage Funds (2010-2012); Assistant Secretary, American Beacon Master Trust (2010-2012); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present).

Diana N. Lai (41)	Assistant Secretary since 2012	Assistant Secretary, American Beacon Advisors, Inc. (2012-Present); Assistant Secretary, American Beacon Select Funds (2012-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present).

Teresa A. Oxford (58)	Assistant Secretary since 2015	Assistant Secretary, American Beacon Advisors, Inc. (2015-Present); Assistant Secretary, Alpha Quant Advisors, LLC (2016-Present); Assistant Secretary, American Beacon Select Funds (2015-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present).

* As of 11/12/2014, the Board adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 75.

** Mr. Feld is deemed to be an “interested person” of the Trusts, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to one or more of the Trust’s sub-advisors.

43

American Beacon FundsSM

Privacy Policy

June 30, 2017 (Unaudited)

Privacy Policy

The American Beacon Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

44

Delivery of Documents

eDelivery is NOW AVAILABLE – Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, and Ultra Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Pricewaterhouse Coopers Boston, MA	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon TwentyFour Strategic Income Fund are service marks of American Beacon Advisors, Inc.

AR 6/17

ITEM 2. CODE OF ETHICS.

The Trust adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code March 24, 2017 to disclose the addition of the Institutional Funds Trust, disclose a change in the Principal Financial Officer and disclosure of conflicts due to Principal Officers serving in positions with affiliates, which also serve as sub-advisors. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust’s Board of Trustees has determined that Ms. Brenda A. Cline, a member of the Trust’s Audit and Compliance Committee, is an “audit committee financial expert” as defined in Form N-CSR. Ms. Brenda Cline is “independent” as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees	Fiscal Year Ended
N/A	6/30/2016
$170,850	6/30/2017

(b)
Audit-Related Fees	Fiscal Year Ended
N/A	6/30/2016
$0	6/30/2017

(c)
Tax Fees	Fiscal Year Ended
N/A	6/30/2016
$41,175	6/30/2017

(d)
All Other Fees	Fiscal Year Ended
N/A	6/30/2016
$0	6/30/2017

e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust’s principal accountant:

•	to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•	to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•	to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
N/A	N/A	N/A	6/30/2016
$ 41,175	N/A	N/A	6/30/2017

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(a)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds
Date: September 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds
Date: September 8, 2017

By /s/ Melinda G. Heika

Melinda G. Heika
Treasurer
American Beacon Funds
Date: September 8, 2017